Variable Annuity-1 Series

Account of Great-West

Life & Annuity Insurance

Company of New York

Financial Statements as of and for the year

ended December 31, 2021 and Report of

Independent Registered Public Accounting

Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Variable Annuity-1 Series Account and the Board of Directors of

Great-West Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A that comprise Variable Annuity-1 Series Account (the Series Account) of Great-West Life & Annuity Insurance Company of New York as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series Account as of December 31, 2021, the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year ended December 31, 2020 and financial highlights for each of the years in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Great-West Life & Annuity Insurance Company of New York separate accounts since 2021.

Birmingham, Alabama

April 12, 2022

Appendix A

AB VPS Growth and Income Portfolio

AB VPS International Growth Portfolio

AB VPS International Value Portfolio

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

All Spring VT Discovery Fund

All Spring VT Omega Growth Fund

All Spring VT Opportunity Fund

ALPs Red Rock Listed Private Equity Portfolio

American Century Investments VP Balanced Fund

American Century Investments VP Income & Growth Fund

American Century Investments VP International Fund

American Century Investments VP Mid Cap Value Fund

American Century Investments VP Value Fund

American Funds IS Bond Fund

American Funds IS Global Growth Fund

American Fund IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

Blackrock Global Allocation VI Fund

BNY Mellon IP MidCap Stock Portfolio

BNY Mellon VIF Appreciation Portfolio

BNY Mellon VIF Growth and Income Portfolio

Clearbridge Variable Large Cap Growth Portfolio

Clearbridge Variable Mid Cap Portfolio

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio -Seligman Global Technology Fund

Columbia Variable Portfolio – Small Cap Value Fund

Delaware VIP Emerging Markets Series

Delaware VIP International Series

Delaware VIP Small Cap Value Series

Delaware VIP SMID Cap Core Series

Delaware VIP Value Series

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® U.S. VIP

DWS Global Small CAP VIP

DWS Small CAP Index VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Federated Fund for U.S. Government Securities Fund II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund

Great-West Aggressive Profile Fund

Great-West Bond Index Fund

Great-West Conservative Profile Fund

Great-West International Index Fund

Great-West Lifetime 2015 Fund

Great West Lifetime 2020 Fund

Great-West Lifetime 2025 Fund

Great-West Lifetime 2030 Fund

Great-West Mid Cap Value Fund

Great-West Moderate Profile Fund

Great-West Moderately Aggressive Profile Fund

Great-West Moderately Conservative Profile Fund

Great-West Multi-Sector Bond Fund

Great-West Real Estate Index Fund

Great-West SecureFoundation® Balanced Fund

Great-West T. Rowe Price Mid Cap Growth Fund

Invesco Oppenheimer V.I. Global Fund

Invesco Oppenheimer V.I. International Growth Fund

Invesco Oppenheimer V.I. Main Street Small Cap Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Growth & Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Ivy VIP International Core Equity

Janus Henderson VIT Balanced Portfolio

Janus Henderson VIT Balanced Portfolio Service Shares

Janus Henderson VIT Flexible Bond Portfolio

Janus Henderson VIT Flexible Bond Portfolio Service Shares

Janus Henderson VIT Global Research Portfolio

Janus Henderson Global Technology and Innovation Portfolio

Janus Henderson Global Technology and Innovation Portfolio Service Shares

Janus Henderson VIT Overseas Portfolio

Janus Henderson VIT Overseas Portfolio Service Shares

Janus Henderson VIT Research Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement Short Duration Income Portfolio

LVIP Baron Growth Opportunities Fund

MFS VIT II International Intrinsic Value Portfolio

MFS VIT III Mid Cap Value Portfolio

MFS VIT Utilities Series

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Amt Mid Cap Intrinsic Value Portfolio

NVIT Mid Cap Index Fund

PIMCO VIT Commodity Real Return Strategy

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT High Yield Portfolio

PIMCO VIT Low Duration Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

Pioneer Fund VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

Pioneer Select Mid Cap Growth VCT Portfolio

Prudential Series Fund Equity Portfolio

Prudential Series Fund Natural Resources Portfolio

Putnam VT Equity Income Fund

Putnam VT Global Asset Allocation Fund

Putnam T Global Health Care Fund

Putnam VT Income Fund

Putnam VT International Value Fund

Putnam VT Mortgage Securities Fund

Putnam VT Multi-Cap Core Fund

Royce Capital Fund – Small-Cap Portfolio

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio

Class II Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Third Avenue Value Portfolio Variable Series

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Common Stock Fund Class SC

Touchstone VST Small Company Fund

Van Eck VIP Global Hard Assets Fund

Van Eck VIP Unconstraine D Emerging Markets Bond Fund

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO

ASSETS:
Investments at Fair Value*	$323,621	$299,236	$59,676	$752,673	$256,590	$491,036
Receivable Dividends and Other	4	7	2	9	4	-
Receivable from the General Account	-	-	-	-	2,221	-
Receivable Units of the Account Sold	177,566	307,376	72,307	541,394	293,685	341,847

Total Assets	501,190	606,618	131,985	1,294,076	552,500	832,883

LIABILITIES:
Payable For Policy-Related Transactions	177,573	307,389	72,312	541,413	293,694	341,849
Payable to the General Account	-	-	-	-	-	-
Other Payables	4	7	2	9	4	-
Total Liabilities	177,577	307,396	72,314	541,422	293,698	341,849

NET ASSETS	$323,613	$299,222	$59,671	$752,654	$258,802	$491,034

UNITS OUTSTANDING	13,635	12,252	6,310	16,332	8,143	17,126

UNIT VALUE	$23.73	$24.42	$9.46	$46.08	$31.78	$28.67

* Cost of Investments:	$232,367	$254,878	$52,161	$563,295	$203,056	$506,273
Shares of Investments:	8,787	11,038	3,796	8,085	10,937	5,206

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALL SPRING VT DISCOVERY FUND	ALL SPRING VT OMEGA GROWTH FUND	ALL SPRING VT OPPORTUNITY FUND	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

			(1)	(2)	(3)

ASSETS:
Investments at Fair Value*	$2,488,749	$483,200	$136,351	$157,538	$196,907	$21,462
Receivable Dividends and Other	47	9	3	3	4	-
Receivable from the General Account	56,375	-	-	-	2,999	-
Receivable Units of the Account Sold	2,545,830	459,379	151,377	129,848	223,468	-

Total Assets	5,091,001	942,587	287,730	287,389	423,377	21,462

LIABILITIES:
Payable For Policy-Related Transactions	2,545,922	459,396	151,382	129,853	223,475	1
Payable to the General Account	-	-	-	-	-	-
Other Payables	46	9	3	3	4	-
Total Liabilities	2,545,969	459,405	151,385	129,856	223,478	1

NET ASSETS	$2,545,033	$483,183	$136,345	$157,533	$199,899	$21,461

UNITS OUTSTANDING	30,948	11,496	4,326	4,975	4,838	994

UNIT VALUE	$82.24	$42.03	$31.52	$31.67	$41.32	$21.59

* Cost of Investments:	$2,452,121	$483,176	$122,922	$107,505	$144,450	$16,908
Shares of Investments:	30,695	21,785	3,190	3,779	5,604	1,299

		(1) Name changed from Wells Fargo VT Discovery Fund on October 21, 2021.
		(2) Name changed from Wells Fargo VT Omega Growth Fund on October 21, 2021.
		(3) Name changed from Wells fargo VT Opportunity Fund on October 21, 2021.				(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BOND FUND

ASSETS:
Investments at Fair Value*	$1,011,448	$957,607	$337,270	$378,499	$3,663,000	$45,009
Receivable Dividends and Other	17	1,599	6	6	50	1
Receivable from the General Account	-	-	12,569	-	128,450	-
Receivable Units of the Account Sold	632,011	201,768	255,495	309,497	2,610,520	1

Total Assets	1,643,477	1,160,975	605,340	688,003	6,402,020	45,011

LIABILITIES:
Payable For Policy-Related Transactions	631,473	203,379	255,507	309,509	2,610,620	2
Payable to the General Account	63,244	-	-	-	-	-
Other Payables	17	12	6	6	50	1
Total Liabilities	694,734	203,391	255,513	309,514	2,610,671	3

NET ASSETS	$948,743	$957,584	$349,827	$378,488	$3,791,350	$45,008

UNITS OUTSTANDING	45,363	42,760	13,621	11,827	137,668	4,340

UNIT VALUE	$20.91	$22.39	$25.68	$32.00	$27.54	$10.37

* Cost of Investments:	$874,584	$871,895	$232,643	$313,415	$2,690,563	$47,361
Shares of Investments:	105,800	89,329	22,696	15,110	267,959	4,070

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BNY MELLON IP MIDCAP STOCK PORTFOLIO

ASSETS:
Investments at Fair Value*	$208,158	$192,666	$5,674	$199,633	$329,489	$590,125
Receivable Dividends and Other	2	2	-	2	-	-
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	167	23,251	-	18,997	202,951	101,201

Total Assets	208,327	215,919	5,674	218,632	532,439	691,325

LIABILITIES:
Payable For Policy-Related Transactions	171	23,255	-	19,001	202,958	101,207
Payable to the General Account	-	-	-	-	-	-
Other Payables	2	2	-	2	7	6
Total Liabilities	173	23,257	-	19,004	202,965	101,213

NET ASSETS	$208,154	$192,662	$5,674	$199,628	$329,475	$590,113

UNITS OUTSTANDING	7,857	11,732	416	10,591	20,914	28,965

UNIT VALUE	$26.49	$16.42	$13.63	$18.85	$15.75	$20.37

* Cost of Investments:	$149,832	$144,446	$4,843	$145,954	$314,883	$443,868
Shares of Investments:	4,579	2,938	251	6,341	18,521	23,824

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON VIF APPRECIATION PORTFOLIO	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND

ASSETS:
Investments at Fair Value*	$841,058	$302,153	$246,687	$102,187	$139,105	$12,650
Receivable Dividends and Other	15	-	2	-	1	-
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	933,062	73,220	91,081	34,386	38,040	12,826

Total Assets	1,774,135	375,374	337,770	136,573	177,146	25,476

LIABILITIES:
Payable For Policy-Related Transactions	933,092	73,224	91,085	34,387	38,043	12,826
Payable to the General Account	-	-	-	-	-	-
Other Payables	15	4	2	-	1	-
Total Liabilities	933,107	73,228	91,086	34,387	38,044	12,826

NET ASSETS	$841,027	$302,145	$246,683	$102,185	$139,102	$12,650

UNITS OUTSTANDING	20,010	10,464	12,507	4,915	5,424	859

UNIT VALUE	$42.03	$28.87	$19.72	$20.79	$25.64	$14.72

* Cost of Investments:	$607,138	$214,481	$196,568	$84,198	$125,526	$13,464
Shares of Investments:	15,656	7,267	5,708	3,486	3,830	660

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES

ASSETS:
Investments at Fair Value*	$1,527,296	$1,819,423	$129,614	$368,326	$98,048	$575,298	$285,482
Receivable Dividends and Other	18	22	2	6	-	7	4
Receivable from the General Account	3,382	2,457	-	-	-	1,658	-
Receivable Units of the Account Sold	256,928	1,632,653	139,085	230,185	5,656	543,326	185,986

Total Assets	1,787,623	3,454,555	268,701	598,518	103,704	1,120,289	471,472

LIABILITIES:
Payable For Policy-Related Transactions	256,964	1,632,697	139,088	230,197	5,656	543,340	185,994
Payable to the General Account	-	-	-	-	-	-	-
Other Payables	18	22	2	6	-	7	4
Total Liabilities	256,982	1,632,719	139,090	230,203	5,656	543,347	185,998

NET ASSETS	$1,530,642	$1,821,836	$129,611	$368,314	$98,048	$576,942	$285,474

UNITS OUTSTANDING	52,171	26,256	3,152	24,626	9,063	15,883	9,016

UNIT VALUE	$29.34	$69.39	$41.12	$14.96	$10.82	$36.33	$31.66

* Cost of Investments:	$744,246	$1,193,595	$114,065	$308,799	$93,111	$459,212	$239,124
Shares of Investments:	41,446	52,388	6,298	12,983	4,934	12,633	10,154

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP

ASSETS:
Investments at Fair Value*	$249,265	$188,426	$1,843,570	$427,560	$108,014	$85,246
Receivable Dividends and Other	2	-	36	2,853	3	-
Receivable from the General Account	-	-	-	-	1,823	-
Receivable Units of the Account Sold	17,563	10,267	2,109,388	180,047	117,165	16,960

Total Assets	266,830	198,693	3,952,995	610,460	227,005	102,206

LIABILITIES:
Payable For Policy-Related Transactions	17,568	10,270	2,109,461	182,906	117,171	16,961
Payable to the General Account	-	-	-	-	-	-
Other Payables	2	-	36	5	3	1
Total Liabilities	17,570	10,270	2,109,497	182,911	117,173	16,963

NET ASSETS	$249,260	$188,423	$1,843,497	$427,549	$109,831	$85,244

UNITS OUTSTANDING	16,085	9,694	36,186	14,284	4,617	5,823

UNIT VALUE	$15.50	$19.44	$50.95	$29.93	$23.79	$14.64

* Cost of Investments:	$239,741	$146,338	$1,264,425	$330,972	$94,022	$63,248
Shares of Investments:	8,396	7,994	37,540	29,446	6,730	6,254

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND

ASSETS:
Investments at Fair Value*	$1,424,608	$24,025	$130,651	$2,515,543	$104,533	$677,462
Receivable Dividends and Other	19	-	3	1,054	2	-
Receivable from the General Account	2,669	-	-	18,355	9,446	-
Receivable Units of the Account Sold	696,851	5,211	180,102	1,198,550	108,737	475,147

Total Assets	2,124,146	29,237	310,755	3,733,503	222,718	1,152,609

LIABILITIES:
Payable For Policy-Related Transactions	697,473	5,212	180,107	1,199,658	108,741	475,156
Payable to the General Account	-	-	-	-	-	-
Other Payables	19	-	3	54	2	9
Total Liabilities	697,492	5,212	180,109	1,199,711	108,743	475,166

NET ASSETS	$1,426,654	$24,025	$130,646	$2,533,791.31	$113,975	$677,443

UNITS OUTSTANDING	53,902	1,129	5,018	193,196	3,399	28,697

UNIT VALUE	$26.47	$21.29	$26.04	$13.12	$33.53	$23.61

* Cost of Investments:	$1,205,286	$22,408	$114,200	$2,563,426	$84,195	$595,685
Shares of Investments:	76,469	1,273	8,446	234,878	8,103	38,624

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND

ASSETS:
Investments at Fair Value*	$-	$946,767	$1,608,116	$47,775	$54,267	$71,220
Receivable Dividends and Other	2	13	3,602	-	-	1
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	134,641	43,439	695,875	25,406	1	1

Total Assets	134,643	990,219	2,307,593	73,181	54,268	71,222

LIABILITIES:
Payable For Policy-Related Transactions	134,641	43,464	699,491	25,407	3	3
Payable to the General Account	-	-	-	-	-	-
Other Payables	2	13	13	-	-	1
Total Liabilities	134,643	43,477	699,504	25,407	3	4

NET ASSETS	$-	$946,742	$1,608,089	$47,774	$54,265	$71,218

UNITS OUTSTANDING	-	83,627	131,669	3,812	4,166	5,394

UNIT VALUE	$-	$11.32	$12.21	$12.53	$13.03	$13.20

* Cost of Investments:	$-	$992,023	$1,548,968	$45,299	$47,989	$62,666
Shares of Investments:	-	65,115	191,671	3,647	3,659	6,087

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

ASSETS:
Investments at Fair Value*	$53,022	$25,421	$44,937	$3,317,224	$115,453	$1,615,039
Receivable Dividends and Other	-	-	-	10,923	2	26
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	-	-	5,481	328,248	8,500	115,839

Total Assets	53,022	25,421	50,418	3,656,396	123,955	1,730,904

LIABILITIES:
Payable For Policy-Related Transactions	2	1	5,482	339,217	5,607	77,213
Payable to the General Account	-	-	-	-	-	-
Other Payables	-	-	-	45	2	26
Total Liabilities	2	1	5,482	339,262	5,609	77,239

NET ASSETS	$53,020	$25,420	$44,936	$3,317,133	$118,346	$1,653,665

UNITS OUTSTANDING	3,924	1,841	2,519	245,048	8,281	126,150

UNIT VALUE	$13.51	$13.80	$17.84	$13.54	$14.29	$13.11

* Cost of Investments:	$45,821	$21,497	$42,980	$2,958,282	$107,841	$1,403,250
Shares of Investments:	3,388	2,080	3,415	451,938	14,522	176,700

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST MULTI- SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. COMSTOCK FUND

ASSETS:
Investments at Fair Value*	$1,286,612	$145,384	$19,419,208	$83,285	$181,606	$296,656
Receivable Dividends and Other	17	1	94,052	4	5	6
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	83,111	23,340	1,312,525	174,267	272,742	381,715

Total Assets	1,369,740	168,726	20,825,786	257,556	454,352	678,376

LIABILITIES:
Payable For Policy-Related Transactions	83,146	23,343	1,406,885	174,275	272,751	381,727
Payable to the General Account	-	-	-	-	-	-
Other Payables	17	1	308	4	5	6
Total Liabilities	83,163	23,344	1,407,193	174,278	272,756	381,733

NET ASSETS	$1,286,577	$145,382	$19,418,592	$83,277	$181,596	$296,643

UNITS OUTSTANDING	100,402	10,920	1,153,602	4,146	10,070	9,678

UNIT VALUE	$12.81	$13.31	$16.83	$20.09	$18.03	$30.65

* Cost of Investments:	$1,219,898	$119,470	$17,414,533	$64,502	$146,291	$250,030
Shares of Investments:	90,927	9,465	1,325,543	2,044	62,194	14,033

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MAIN STREET SMALL CAP FUND

ASSETS:
Investments at Fair Value*	$158,185	$1,268,318	$555,347	$139,220	$570,513	$254,417
Receivable Dividends and Other	3	23	11	2	12	2
Receivable from the General Account	89,503	84,794	-	-	-	-
Receivable Units of the Account Sold	163,144	994,976	508,939	12,406	566,050	121,286

Total Assets	410,836	2,348,110	1,064,297	151,628	1,136,575	375,705

LIABILITIES:
Payable For Policy-Related Transactions	163,150	1,079,816	508,960	12,410	566,074	121,289
Payable to the General Account	-	-	-	-	-	-
Other Payables	3	23	11	2	12	2
Total Liabilities	163,153	1,079,840	508,971	12,413	566,086	121,291

NET ASSETS	$247,683	$1,268,271	$555,326	$139,216	$570,489	$254,414

UNITS OUTSTANDING	3,133	30,568	21,185	10,500	29,100	11,478

UNIT VALUE	$79.06	$41.49	$26.21	$13.26	$19.60	$22.17

* Cost of Investments:	$122,254	$921,167	$486,612	$143,308	$499,788	$217,072
Shares of Investments:	4,186	22,166	23,432	26,620	13,777	8,084

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES

ASSETS:
Investments at Fair Value*	$138,432	$145,964	$290,031	$168,962	$362,066	$4,691,952
Receivable Dividends and Other	2	2	8	2	5	1,845
Receivable from the General Account	1,689	-	-	-	-	-
Receivable Units of the Account Sold	157,820	84,875	401,423	12,474	332,780	2,475,049

Total Assets	297,944	230,841	691,461	181,438	694,851	7,168,846

LIABILITIES:
Payable For Policy-Related Transactions	157,825	84,879	401,439	12,478	332,791	2,481,142
Payable to the General Account	-	-	-	-	-	-
Other Payables	2	2	8	2	5	71
Total Liabilities	157,827	84,880	401,446	12,480	332,796	2,481,213

NET ASSETS	$140,117	$145,960	$290,015	$168,957	$362,055	$4,687,632

UNITS OUTSTANDING	4,052	5,127	23,102	13,068	10,064	192,698

UNIT VALUE	$34.58	$28.47	$12.55	$12.93	$35.98	$24.33

* Cost of Investments:	$123,895	$119,131	$165,652	$141,701	$240,823	$3,633,902
Shares of Investments:	10,673	6,214	7,616	9,147	7,210	88,294

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES	JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at Fair Value*	$2,176,442	$1,576,387	$814,130	$323,793	$636,258	$45,197
Receivable Dividends and Other	33	342	-	2	7	1
Receivable from the General Account	20,236	-	1,745	-	-	-
Receivable Units of the Account Sold	273,627	1,509,366	581,657	103,549	141,169	60,876

Total Assets	2,470,338	3,086,095	1,397,532	427,343	777,435	106,074

LIABILITIES:
Payable For Policy-Related Transactions	273,693	1,511,726	581,670	103,552	141,184	60,878
Payable to the General Account	-	-	-	-	-	-
Other Payables	33	33	13	2	7	1
Total Liabilities	273,725	1,511,758	581,683	103,554	141,191	60,879

NET ASSETS	$2,196,612	$1,574,337	$815,849	$323,789	$636,244	$45,194

UNITS OUTSTANDING	170,388	97,668	25,320	6,836	13,849	1,241

UNIT VALUE	$12.89	$16.12	$32.22	$47.37	$45.94	$36.41

* Cost of Investments:	$2,095,396	$1,550,558	$453,473	$244,692	$516,907	$35,691
Shares of Investments:	180,618	118,793	11,422	15,604	30,428	1,053

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LORD ABBETT SHORT DURATION INCOME PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND

ASSETS:
Investments at Fair Value*	$260,102	$524,691	$54,398	$965,680	$15,191	$1,805,924
Receivable Dividends and Other	-	9	-	-	-	30
Receivable from the General Account	1,629	40,246	-	1,305	-	36,270
Receivable Units of the Account Sold	284,487	529,179	9,567	770,002	1,294	1,700,753

Total Assets	546,219	1,094,125	63,964	1,736,987	16,484	3,542,977

LIABILITIES:
Payable For Policy-Related Transactions	284,609	529,198	9,568	769,812	1,294	1,700,814
Payable to the General Account	-	-	-	-	-	-
Other Payables	4	9	-	15	-	30
Total Liabilities	284,613	529,207	9,568	769,827	1,294	1,700,844

NET ASSETS	$261,605	$564,918	$54,396	$967,160	$15,190	$1,842,133

UNITS OUTSTANDING	19,027	7,581	2,658	59,818	1,441	28,954

UNIT VALUE	$13.75	$74.52	$20.47	$16.17	$10.54	$63.62

* Cost of Investments:	$195,172	$274,723	$43,746	$914,085	$15,496	$1,019,061
Shares of Investments:	6,341	9,318	1,915	44,176	1,078	19,722

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND

ASSETS:
Investments at Fair Value*	$1,392,746	$300,665	$500,459	$562,363	$966	$1,176,553
Receivable Dividends and Other	27	3	8	10	-	17
Receivable from the General Account	-	-	-	22,416	-	1,773
Receivable Units of the Account Sold	1,160,987	9,440	405,157	660,163	967	902,273

Total Assets	2,553,761	310,108	905,625	1,244,952	1,933	2,080,616

LIABILITIES:
Payable For Policy-Related Transactions	1,161,042	9,446	405,174	660,183	967	902,307
Payable to the General Account	-	-	-	-	-	-
Other Payables	27	3	8	10	-	17
Total Liabilities	1,161,069	9,449	405,182	660,193	967	902,325

NET ASSETS	$1,392,692	$300,659	$500,443	$584,759	$966	$1,178,291

UNITS OUTSTANDING	46,911	17,745	24,095	8,953	40	34,186

UNIT VALUE	$29.69	$16.94	$20.77	$65.31	$24.10	$34.47

* Cost of Investments:	$1,035,546	$234,206	$412,320	$443,942	$721	$977,141
Shares of Investments:	37,683	27,111	13,317	23,961	41	43,145

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at Fair Value*	$162,965	$99,011	$1,961,230	$3,210,557	$454,907	$4,517,325
Receivable Dividends and Other	-	1	31	67	3	699
Receivable from the General Account	-	-	-	-	-	8,168
Receivable Units of the Account Sold	34,137	471	888,182	2,420,954	224,028	3,053,398

Total Assets	197,102	99,484	2,849,443	5,631,578	678,938	7,579,589

LIABILITIES:
Payable For Policy-Related Transactions	34,137	474	888,243	2,421,087	224,034	3,054,191
Payable to the General Account	-	-	-	-	-	-
Other Payables	2	1	30	66	3	95
Total Liabilities	34,138	475	888,273	2,421,153	224,037	3,054,286

NET ASSETS	$162,963	$99,009	$1,961,169	$3,210,425	$454,901	$4,525,304

UNITS OUTSTANDING	20,280	8,584	117,532	262,460	36,578	302,530

UNIT VALUE	$8.04	$11.53	$16.69	$12.23	$12.44	$14.96

* Cost of Investments:	$139,471	$103,618	$1,932,833	$3,238,410	$428,014	$4,603,366
Shares of Investments:	21,055	7,908	247,006	313,837	32,517	419,826

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND

ASSETS:
Investments at Fair Value*	$882,097	$153,628	$220,985	$197,360	$22,968	$834,655
Receivable Dividends and Other	11	3	-	4	-	-
Receivable from the General Account	2,158	-	1,872	-	-	1,718
Receivable Units of the Account Sold	629,236	163,880	278,865	210,243	22,968	486,380

Total Assets	1,513,502	317,511	501,722	407,607	45,937	1,322,754

LIABILITIES:
Payable For Policy-Related Transactions	629,258	163,886	278,870	210,251	22,969	486,566
Payable to the General Account	-	-	-	-	-	-
Other Payables	11	3	5	4	-	11
Total Liabilities	629,269	163,888	278,875	210,254	22,969	486,577

NET ASSETS	$884,233	$153,623	$222,848	$197,353	$22,968	$836,176

UNITS OUTSTANDING	25,124	6,029	4,579	4,479	1,815	31,634

UNIT VALUE	$35.19	$25.48	$48.66	$44.06	$12.66	$26.43

* Cost of Investments:	$639,895	$121,660	$190,506	$75,119	$23,312	$632,869
Shares of Investments:	44,550	6,744	6,332	2,064	701	27,082

Note: Totals may not appear to foot/crossfoot due to rounding.						(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND

ASSETS:
Investments at Fair Value*	$196,540	$608,188	$440,432	$74,006	$588,903	$178,067
Receivable Dividends and Other	3	9	7	-	13	-
Receivable from the General Account	-	4,336	-	-	-	-
Receivable Units of the Account Sold	1,203	421,561	36,591	3,972	300,302	9,020

Total Assets	197,746	1,034,094	477,030	77,978	889,218	187,086

LIABILITIES:
Payable For Policy-Related Transactions	1,209	421,579	36,604	3,973	300,328	9,021
Payable to the General Account	-	-	-	-	-	-
Other Payables	3	9	7	-	13	2
Total Liabilities	1,213	421,587	36,610	3,973	300,341	9,023

NET ASSETS	$196,533	$612,506	$440,419	$74,005	$588,878	$178,063

UNITS OUTSTANDING	11,837	21,409	38,252	5,639	54,617	6,735

UNIT VALUE	$16.60	$28.61	$11.51	$13.12	$10.78	$26.44

* Cost of Investments:	$161,158	$496,881	$477,080	$64,202	$639,244	$123,833
Shares of Investments:	9,802	32,576	42,349	6,424	67,768	6,931

Note: Totals may not appear to foot/crossfoot due to rounding.						(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO

ASSETS:
Investments at Fair Value*	$112,305	$8,170,361	$27,690,940	$62,223	$672,196	$50,642
Receivable Dividends and Other	2	1,114	2,400	2	9	4
Receivable from the General Account	2,351	8,945	160,811	-	-	-
Receivable Units of the Account Sold	137,714	19,154,962	17,988,114	50,481	9,269,788	182,336

Total Assets	252,372	27,335,383	45,842,265	112,705	9,941,993	232,982

LIABILITIES:
Payable For Policy-Related Transactions	137,719	19,192,613	17,990,918	50,484	9,269,816	182,343
Payable to the General Account	-	-	-	-	-	-
Other Payables	2	-	403	2	-	4
Total Liabilities	137,721	19,192,613	17,991,321	50,485	9,269,816	182,347

NET ASSETS	$114,651	$8,142,769	$27,850,944	$62,220	$672,177	$50,635

UNITS OUTSTANDING	3,616	751,810	741,935	4,470	43,649	2,985

UNIT VALUE	$31.71	$10.83	$37.54	$13.92	$15.40	$16.96

* Cost of Investments:	$100,020	$8,170,451	$17,270,785	$56,316	$532,650	$39,787
Shares of Investments:	12,207	8,170,361	393,281	4,151	38,990	2,554

Note: Totals may not appear to foot/crossfoot due to rounding.						(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	TOUCHSTONE VST BOND FUND

ASSETS:
Investments at Fair Value*	$350,109	$254,605	124,281	$308,686	$42,946	$981,463
Receivable Dividends and Other	4	4	3	5	-	319
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	30,695	58,680	81,382	120,289	42,946	804,468

Total Assets	380,807	313,290	205,666	428,981	85,892	1,786,250

LIABILITIES:
Payable For Policy-Related Transactions	30,702	58,689	81,387	120,299	42,946	804,810
Payable to the General Account	-	-	-	-	-	-
Other Payables	4	4	3	5	-	23
Total Liabilities	30,705	58,693	81,390	120,304	42,946	804,833

NET ASSETS	$350,102	$254,596	124,276	$308,677	$42,946	$981,416

UNITS OUTSTANDING	12,051	9,007	12,015	34,571	3,325	71,618

UNIT VALUE	$29.05	$28.27	$10.34	$8.93	$12.91	$13.70

* Cost of Investments:	$275,132	$206,249	$121,323	$375,234	$32,074	$931,045
Shares of Investments:	5,410	4,161	9,145	23,510	2,320	94,736

Note: Totals may not appear to foot/crossfoot due to rounding.						(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	TOUCHSTONE VST COMMON STOCK FUND	TOUCHSTONE VST COMMON STOCK FUND CLASS SC	TOUCHSTONE VST SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO

ASSETS:
Investments at Fair Value*	$385,014	$378,585	$153,112	$118,712	$289,613	$699,174
Receivable Dividends and Other	4	9	3	-	4	43
Receivable from the General Account	-	2,264	-	-	47,007	-
Receivable Units of the Account Sold	378,571	563,620	196,970	135,649	330,069	43,573

Total Assets	763,589	944,477	350,085	254,361	666,693	742,790

LIABILITIES:
Payable For Policy-Related Transactions	378,579	563,638	196,975	135,651	330,076	43,659
Payable to the General Account	-	-	-	-	-	-
Other Payables	4	9	3	2	4	43
Total Liabilities	378,584	563,647	196,978	135,653	330,079	43,702

NET ASSETS	$385,005	$380,831	$153,107	$118,708	$336,613	$699,088

UNITS OUTSTANDING	7,899	6,934	3,434	9,269	22,787	25,130

UNIT VALUE	$48.74	$54.92	$44.59	$12.81	$14.77	$27.82

* Cost of Investments:	$297,986	$233,136	$117,387	$83,668	$296,159	$547,185
Shares of Investments:	28,393	28,023	8,004	4,657	36,021	13,793

Note: Totals may not appear to foot/crossfoot due to rounding.						(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at Fair Value*	$284,581	$622,927	$324,478	$434,101
Receivable Dividends and Other	15	7	19	32
Receivable from the General Account	-	-	-	-
Receivable Units of the Account Sold	36,372	52,245	13,813	17,084

Total Assets	320,967	675,178	338,310	451,216

LIABILITIES:
Payable For Policy-Related Transactions	36,402	52,258	13,851	17,148
Payable to the General Account	-	-	-	-
Other Payables	15	7	19	32
Total Liabilities	36,417	52,264	13,870	17,179

NET ASSETS	$284,551	$622,914	$324,440	$434,037

UNITS OUTSTANDING	13,750	26,335	15,926	18,061

UNIT VALUE	$20.69	$23.65	$20.37	$24.03

* Cost of Investments:	$220,392	$477,153	$237,407	$348,350
Shares of Investments:	16,308	21,130	19,594	16,381

Note: Totals may not appear to foot/crossfoot due to rounding.				(Concluded)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,227	$-	$1,198	$-	$1,841	$-

EXPENSES:
Mortality and Expense Risk	2,027	2,415	543	4,610	1,907	2,687
Contract Maintenance Fees	-	-	-	-	315	785
Total Expenses	2,027	2,415	543	4,610	2,222	3,472

NET INVESTMENT INCOME (LOSS)	200	(2,415)	656	(4,610)	(381)	(3,472)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	10,685	2,079	1,816	19,767	2,481	2,864
Realized Gain Distributions	-	27,425	-	43,701	-	101,581

Net Realized Gain (Loss) on Investments	10,685	29,503	1,816	63,467	2,481	104,445

Change in Net Unrealized Appreciation (Depreciation) on Investments	56,414	(6,996)	3,981	98,137	62,568	(26,356)

Net Realized and Unrealized Gain (Loss) on Investments	67,100	22,507	5,796	161,604	65,049	78,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,300	$20,092	$6,452	$156,994	$64,668	$74,617

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALL SPRING VT DISCOVERY FUND	ALL SPRING VT OMEGA GROWTH FUND	ALL SPRING VT OPPORTUNITY FUND	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
			(1)	(2)	(3)

INVESTMENT INCOME:
Dividends	$-	$-	$-	$-	$83	$976

EXPENSES:
Mortality and Expense Risk	20,840	3,860	1,703	1,111	1,642	127
Contract Maintenance Fees	403	1,227	796	-	-	-
Total Expenses	21,244	5,087	2,498	1,111	1,642	127

NET INVESTMENT INCOME (LOSS)	(21,244)	(5,087)	(2,498)	(1,111)	(1,559)	848

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	23,182	3,504	34,257	390	6,144	24
Realized Gain Distributions	555,495	170,635	19,397	15,657	9,963	-

Net Realized Gain (Loss) on Investments	578,677	174,139	53,654	16,047	16,106	24

Change in Net Unrealized Appreciation (Depreciation) on Investments	(307,279)	(154,081)	(61,713)	4,555	27,001	3,236

Net Realized and Unrealized Gain (Loss) on Investments	271,398	20,058	(8,059)	20,602	43,107	3,260

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,155	$14,971	$(10,557)	$19,490	$41,548	$4,108

	(1) Name changed from Wells Fargo VT Discovery Fund on October 21, 2021.
	(2) Name changed from Wells Fargo VT Omega Growth Fund on October 21, 2021.					(Continued)
	(3) Name changed from Wells fargo VT Opportunity Fund on October 21, 2021.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BOND FUND

INVESTMENT INCOME:
Dividends	$12,484	$10,121	$523	$3,672	$61,182	$634

EXPENSES:
Mortality and Expense Risk	10,514	5,389	2,638	2,575	24,765	292
Contract Maintenance Fees	-	116	161	-	1,061	-
Total Expenses	10,514	5,505	2,800	2,575	25,826	292

NET INVESTMENT INCOME (LOSS)	1,970	4,615	(2,277)	1,097	35,357	342

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	75,098	6,635	8,132	8,149	51,651	(9)
Realized Gain Distributions	121,151	141,085	9,253	-	-	1,819

Net Realized Gain (Loss) on Investments	196,249	147,720	17,384	8,149	51,651	1,810

Change in Net Unrealized Appreciation (Depreciation) on Investments	(735)	37,049	9,667	58,281	628,692	(2,585)

Net Realized and Unrealized Gain (Loss) on Investments	195,514	184,770	27,052	66,429	680,344	(775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,484	$189,385	$24,775	$67,526	$715,700	$(433)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BNY MELLON IP MIDCAP STOCK PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,171	$1,712	$144	$1,758	$3,034	$3,410

EXPENSES:
Mortality and Expense Risk	1,007	1,053	29	1,043	2,157	3,001
Contract Maintenance Fees	-	-	-	647	-	-
Total Expenses	1,007	1,053	29	1,690	2,157	3,001

NET INVESTMENT INCOME (LOSS)	164	659	115	68	877	409

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	2,550	847	5	6,895	1,736	2,709
Realized Gain Distributions	9,539	1,768	-	7,081	45,555	3,451

Net Realized Gain (Loss) on Investments	12,089	2,615	5	13,976	47,291	6,160

Change in Net Unrealized Appreciation (Depreciation) on Investments	17,344	33,335	(235)	(5,274)	(29,975)	114,063

Net Realized and Unrealized Gain (Loss) on Investments	29,433	35,950	(230)	8,702	17,316	120,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,596	$36,609	$(115)	$8,771	$18,192	$120,632

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON VIF APPRECIATION PORTFOLIO	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND

INVESTMENT INCOME:
Dividends	$3,441	$1,320	$-	$20	$-	$98

EXPENSES:
Mortality and Expense Risk	6,195	2,023	1,521	596	791	87
Contract Maintenance Fees	20	-	278	-	-	-
Total Expenses	6,216	2,023	1,799	596	791	87

NET INVESTMENT INCOME (LOSS)	(2,775)	(703)	(1,799)	(576)	(791)	12

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	23,157	517	2,998	1,970	2,037	182
Realized Gain Distributions	73,072	17,527	14,816	10,675	15,815	453

Net Realized Gain (Loss) on Investments	96,229	18,044	17,814	12,645	17,852	635

Change in Net Unrealized Appreciation (Depreciation) on Investments	88,857	42,539	27,313	7,346	(4,988)	(1,618)

Net Realized and Unrealized Gain (Loss) on Investments	185,086	60,583	45,127	19,990	12,864	(983)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,311	$59,880	$43,328	$19,414	$12,073	$(972)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES

INVESTMENT INCOME:
Dividends	$-	$4,439	$650	$1,187	$908	$4,897	$2,648

EXPENSES:
Mortality and Expense Risk	8,121	12,074	988	2,136	508	4,311	1,975
Contract Maintenance Fees	287	-	188	564	120	160	-
Total Expenses	8,408	12,074	1,176	2,699	627	4,471	1,975

NET INVESTMENT INCOME (LOSS)	(8,408)	(7,635)	(526)	(1,512)	281	426	673

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	62,859	80,853	355	2,241	81	10,327	2,079
Realized Gain Distributions	-	178,407	-	1,699	1,925	-	19,344

Net Realized Gain (Loss) on Investments	62,859	259,260	355	3,940	2,005	10,327	21,422

Change in Net Unrealized Appreciation (Depreciation) on Investments	295,468	232,592	27,031	(14,946)	3,367	144,566	31,461

Net Realized and Unrealized Gain (Loss) on Investments	358,327	491,852	27,386	(11,006)	5,372	154,893	52,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$349,919	$484,217	26,860	$(12,518)	$5,653	$155,319	$53,556

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP

INVESTMENT INCOME:
Dividends	$13,271	$2,517	$4,595	$3,038	$1,840	$292

EXPENSES:
Mortality and Expense Risk	1,312	875	14,868	2,453	809	535
Contract Maintenance Fees	-	433	-	-	-	-
Total Expenses	1,312	1,308	14,868	2,453	809	535

NET INVESTMENT INCOME (LOSS)	11,958	1,209	(10,274)	585	1,030	(242)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	121	2,181	285,607	3,339	517	124
Realized Gain Distributions	25,290	12,642	115,111	17,620	-	-

Net Realized Gain (Loss) on Investments	25,411	14,823	400,718	20,959	517	124

Change in Net Unrealized Appreciation (Depreciation) on Investments	7,686	37,557	(12,392)	64,804	20,226	10,716

Net Realized and Unrealized Gain (Loss) on Investments	33,096	52,380	388,326	85,762	20,743	10,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,055	$53,589	$378,052	$86,347	$21,773	$10,598

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND

INVESTMENT INCOME:
Dividends	$10,046	$8	$2,066	$49,423	$1,753	$6,777

EXPENSES:
Mortality and Expense Risk	9,513	144	1,157	18,642	843	4,782
Contract Maintenance Fees	881	-	-	231	-	410
Total Expenses	10,394	144	1,157	18,873	843	5,192

NET INVESTMENT INCOME (LOSS)	(347)	(136)	909	30,550	909	1,584

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	48,399	7	1,192	2,377	648	8,606
Realized Gain Distributions	69,848	1,075	-	-	-	17,944

Net Realized Gain (Loss) on Investments	118,247	1,082	1,192	2,377	648	26,550

Change in Net Unrealized Appreciation (Depreciation) on Investments	46,531	1,681	36,002	(103,171)	14,325	115,203

Net Realized and Unrealized Gain (Loss) on Investments	164,777	2,764	37,194	(100,794)	14,973	141,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,430	$2,628	$38,103	$(70,243)	$15,882	$143,336

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND

INVESTMENT INCOME:
Dividends	$-	$8,250	$38,889	$1,016	$1,127	$1,591

EXPENSES:
Mortality and Expense Risk	49	5,547	10,386	777	343	449
Contract Maintenance Fees	-	205	-	10	-	-
Total Expenses	49	5,753	10,386	787	343	449

NET INVESTMENT INCOME (LOSS)	(49)	2,498	28,503	228	785	1,142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	(1,972)	2,885	2,840	13,921	53	73
Realized Gain Distributions	-	6,378	41,761	1,598	2,982	3,742

Net Realized Gain (Loss) on Investments	(1,972)	9,262	44,600	15,518	3,035	3,815

Change in Net Unrealized Appreciation (Depreciation) on Investments	-	(42,135)	14,592	1,691	96	597

Net Realized and Unrealized Gain (Loss) on Investments	(1,972)	(32,873)	59,192	17,210	3,131	4,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,021)	$(30,375)	87,696	$17,438	$3,916	$5,554

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$1,116	$620	$7,050	$110,300	$5,106	$48,733

EXPENSES:
Mortality and Expense Risk	333	159	241	17,901	734	10,460
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	333	159	241	17,901	734	10,460

NET INVESTMENT INCOME (LOSS)	783	461	6,810	92,399	4,372	38,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	61	33	793	21,611	403	9,184
Realized Gain Distributions	3,395	1,527	1,397	135,307	5,414	56,893

Net Realized Gain (Loss) on Investments	3,456	1,559	2,190	156,918	5,817	66,077

Change in Net Unrealized Appreciation (Depreciation) on Investments	340	472	1,724	98,608	3,821	23,516

Net Realized and Unrealized Gain (Loss) on Investments	3,796	2,032	3,914	255,526	9,639	89,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,578	$2,493	$10,724	$347,924	$14,011	$127,866

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI- SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. COMSTOCK FUND

INVESTMENT INCOME:
Dividends	$29,042	$820	$392,907	$143	$-	$5,020

EXPENSES:
Mortality and Expense Risk	6,637	814	128,284	482	1,441	2,124
Contract Maintenance Fees	362	-	-	-	-	-
Total Expenses	6,998	814	128,284	482	1,441	2,124

NET INVESTMENT INCOME (LOSS)	22,044	5	264,623	(339)	(1,441)	2,895

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	2,843	515	265,055	413	41,515	245
Realized Gain Distributions	18,242	1,971	1,280,277	3,802	16,667	-

Net Realized Gain (Loss) on Investments	21,085	2,486	1,545,332	4,215	58,182	245

Change in Net Unrealized Appreciation (Depreciation) on Investments	(40,454)	41,523	106,841	6,489	(31,812)	65,354

Net Realized and Unrealized Gain (Loss) on Investments	(19,370)	44,010	1,652,173	10,704	26,371	65,599

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,674	44,015	$1,916,795	$10,365	$24,929	$68,494

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MAIN STREET SMALL CAP FUND

INVESTMENT INCOME:
Dividends	$981	$-	$8,231	$6,552	$7,229	$914

EXPENSES:
Mortality and Expense Risk	1,247	10,330	4,108	866	4,555	1,491
Contract Maintenance Fees	-	-	-	-	394	-
Total Expenses	1,247	10,330	4,108	866	4,949	1,491

NET INVESTMENT INCOME (LOSS)	(266)	(10,330)	4,123	5,685	2,280	(577)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	1,190	35,481	5,638	(22)	2,309	7,021
Realized Gain Distributions	3,360	63,877	-	-	38,176	15,375

Net Realized Gain (Loss) on Investments	4,550	99,358	5,638	(22)	40,485	22,397

Change in Net Unrealized Appreciation (Depreciation) on Investments	29,863	80,146	125,870	(668)	(16,639)	21,262

Net Realized and Unrealized Gain (Loss) on Investments	34,414	179,504	131,508	(691)	23,846	43,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,148	169,174	$135,631	$4,995	$26,126	$43,082

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$588	$240	$-	$1,823	$3,050	$28,753

EXPENSES:
Mortality and Expense Risk	937	1,051	2,710	968	2,615	30,047
Contract Maintenance Fees	-	-	-	241	-	-
Total Expenses	937	1,051	2,710	1,209	2,615	30,047

NET INVESTMENT INCOME (LOSS)	(350)	(811)	(2,710)	613	436	(1,294)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	(255)	220	45,004	2,834	811	212,045
Realized Gain Distributions	-	7,584	27,404	-	2,611	31,048

Net Realized Gain (Loss) on Investments	(255)	7,804	72,408	2,834	3,422	243,093

Change in Net Unrealized Appreciation (Depreciation) on Investments	26,087	16,363	(30,327)	17,933	46,846	425,174

Net Realized and Unrealized Gain (Loss) on Investments	25,832	24,166	42,081	20,768	50,268	668,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,482	$23,355	$39,371	$21,381	$50,704	$666,973

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES	JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$43,790	$25,428	$4,100	$637	$684	$509

EXPENSES:
Mortality and Expense Risk	11,194	12,611	6,209	1,555	4,161	388
Contract Maintenance Fees	-	484	-	1,422	-	-
Total Expenses	11,194	13,096	6,209	2,977	4,161	388

NET INVESTMENT INCOME (LOSS)	32,596	12,332	(2,109)	(2,340)	(3,478)	121

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	8,153	10,746	14,393	1,671	37,644	2,537
Realized Gain Distributions	55,984	37,045	36,940	40,422	78,380	-

Net Realized Gain (Loss) on Investments	64,137	47,791	51,333	42,093	116,024	2,537

Change in Net Unrealized Appreciation (Depreciation) on Investments	(128,693)	(92,676)	73,520	7,377	(16,534)	3,124

Net Realized and Unrealized Gain (Loss) on Investments	(64,556)	(44,885)	124,853	49,470	99,489	5,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,960)	$(32,553)	$122,744	$47,130	$96,011	$5,782

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LORD ABBETT SHORT DURATION INCOME PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND

INVESTMENT INCOME:
Dividends	$2,400	$480	$219	$17,974	$337	$-

EXPENSES:
Mortality and Expense Risk	1,861	4,109	361	7,286	109	14,440
Contract Maintenance Fees	21	-	-	441	162	1,759
Total Expenses	1,881	4,109	361	7,727	271	16,199

NET INVESTMENT INCOME (LOSS)	519	(3,629)	(142)	10,247	66	(16,199)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	6,578	3,877	165	6,258	10	144,985
Realized Gain Distributions	-	24,127	1,059	-	-	42,769

Net Realized Gain (Loss) on Investments	6,578	28,004	1,224	6,258	10	187,754

Change in Net Unrealized Appreciation (Depreciation) on Investments	16,585	60,673	6,750	24,380	(239)	120,783

Net Realized and Unrealized Gain (Loss) on Investments	23,163	88,677	7,974	30,638	(229)	308,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,682	$85,048	$7,831	$40,885	$(164)	$292,338

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND

INVESTMENT INCOME:
Dividends	$1,994	$2,194	$7,128	$10,091	$2	$12,835

EXPENSES:
Mortality and Expense Risk	10,200	1,389	3,299	4,416	7	9,235
Contract Maintenance Fees	630	-	-	145	-	387
Total Expenses	10,830	1,389	3,299	4,561	7	9,623

NET INVESTMENT INCOME (LOSS)	(8,836)	805	3,828	5,530	(5)	3,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	53,237	1,106	781	7,579	-	39,403
Realized Gain Distributions	38,662	1,858	16,065	-	-	19,863

Net Realized Gain (Loss) on Investments	91,899	2,964	16,846	7,579	-	59,267

Change in Net Unrealized Appreciation (Depreciation) on Investments	43,861	67,143	36,939	156,991	235	189,945

Net Realized and Unrealized Gain (Loss) on Investments	135,760	70,107	53,785	164,570	235	249,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,924	$70,912	$57,614	170,100	$230	$252,423

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO

INVESTMENT INCOME:
Dividends	$6,695	$4,476	$85,581	$17,013	$21,731	$83,873

EXPENSES:
Mortality and Expense Risk	927	490	12,250	23,648	2,734	33,110
Contract Maintenance Fees	-	-	328	2,496	-	1,310
Total Expenses	927	490	12,579	26,144	2,734	34,420

NET INVESTMENT INCOME (LOSS)	5,768	3,986	73,002	(9,131)	18,996	49,453

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	2,963	(7)	2,574	504	308	14,516
Realized Gain Distributions	-	-	-	-	-	195,110

Net Realized Gain (Loss) on Investments	2,963	(7)	2,574	504	308	209,626

Change in Net Unrealized Appreciation (Depreciation) on Investments	34,112	(7,072)	(19,585)	(47,135)	3,505	(354,181)

Net Realized and Unrealized Gain (Loss) on Investments	37,075	(7,079)	(17,012)	(46,632)	3,812	(144,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,844	(3,094)	$55,990	$(55,763)	$22,809	$(95,102)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND

INVESTMENT INCOME:
Dividends	$2,569	$1,046	$-	$-	$-	$10,346

EXPENSES:
Mortality and Expense Risk	5,663	1,230	2,326	1,647	184	5,332
Contract Maintenance Fees	-	-	-	10	-	310
Total Expenses	5,663	1,230	2,326	1,657	184	5,641

NET INVESTMENT INCOME (LOSS)	(3,094)	(184)	(2,326)	(1,657)	(184)	4,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	6,490	2,544	20,363	12,145	(14)	39,659
Realized Gain Distributions	62,943	-	41,502	-	-	32,209

Net Realized Gain (Loss) on Investments	69,434	2,544	61,865	12,145	(14)	71,868

Change in Net Unrealized Appreciation (Depreciation) on Investments	124,665	33,317	(37,292)	22,692	4,640	126,722

Net Realized and Unrealized Gain (Loss) on Investments	194,099	35,862	24,573	34,837	4,626	198,590

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,005	$35,678	$22,247	$33,180	$4,441	$203,294

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND

INVESTMENT INCOME:
Dividends	$1,690	$5,977	$7,065	$1,486	$-	$1,633

EXPENSES:
Mortality and Expense Risk	1,366	4,059	2,506	347	4,000	1,156
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	1,366	4,059	2,506	347	4,000	1,156

NET INVESTMENT INCOME (LOSS)	324	1,918	4,559	1,138	(4,000)	477

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	201	3,107	(172)	505	(1,282)	10,174
Realized Gain Distributions	4,739	42,943	19,806	857	-	16,306

Net Realized Gain (Loss) on Investments	4,940	46,050	19,634	1,362	(1,282)	26,480

Change in Net Unrealized Appreciation (Depreciation) on Investments	17,875	47,617	(46,628)	7,030	(21,403)	19,887

Net Realized and Unrealized Gain (Loss) on Investments	22,815	93,668	(26,994)	8,392	(22,685)	46,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,139	$95,585	$(22,435)	$9,531	$(26,685)	$46,843

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,302	$5,646	$317,231	$1,022	$8,690	$585

EXPENSES:
Mortality and Expense Risk	847	66,495	176,752	421	3,998	225
Contract Maintenance Fees	-	238	6,515	-	5,433	380
Total Expenses	847	66,733	183,267	421	9,431	605

NET INVESTMENT INCOME (LOSS)	454	(61,087)	133,964	601	(741)	(20)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	1,340	(2)	3,079,210	4,819	1,645	277
Realized Gain Distributions	-	-	-	2	-	-

Net Realized Gain (Loss) on Investments	1,340	(2)	3,079,210	4,821	1,645	277

Change in Net Unrealized Appreciation (Depreciation) on Investments	24,939	2	2,831,725	705	59,102	5,193

Net Realized and Unrealized Gain (Loss) on Investments	26,279	-	5,910,935	5,527	60,747	5,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,733	$(61,087)	$6,044,899	$6,128	$60,006	$5,449

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	TOUCHSTONE VST BOND FUND

INVESTMENT INCOME:
Dividends	$-	$-	$3,127	$-	$299	$24,061

EXPENSES:
Mortality and Expense Risk	1,828	1,544	1,148	1,858	326	7,646
Contract Maintenance Fees	648	-	-	69	-	-
Total Expenses	2,477	1,544	1,148	1,927	326	7,646

NET INVESTMENT INCOME (LOSS)	(2,477)	(1,544)	1,979	(1,927)	(26)	16,415

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	2,822	21,550	1,719	(498)	80	5,143
Realized Gain Distributions	21,561	16,123	-	-	-	5,362

Net Realized Gain (Loss) on Investments	24,383	37,672	1,719	(498)	80	10,505

Change in Net Unrealized Appreciation (Depreciation) on Investments	16,783	(6,670)	3,478	(15,454)	7,449	(46,648)

Net Realized and Unrealized Gain (Loss) on Investments	41,166	31,002	5,197	(15,952)	7,529	(36,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,689	$29,458	7,176	$(17,878)	$7,502	$(19,728)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	TOUCHSTONE VST COMMON STOCK FUND	TOUCHSTONE VST COMMON STOCK FUND CLASS SC	TOUCHSTONE VST SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,996	$1,441	$106	$365	$13,591	$6,273

EXPENSES:
Mortality and Expense Risk	2,480	2,624	1,042	884	2,376	3,381
Contract Maintenance Fees	-	-	-	-	221	1,879
Total Expenses	2,480	2,624	1,042	884	2,597	5,260

NET INVESTMENT INCOME (LOSS)	(484)	(1,183)	(936)	(519)	10,994	1,013

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	4,072	9,285	8,157	7,901	1,250	24,691
Realized Gain Distributions	12,444	11,898	2,842	-	-	43,862

Net Realized Gain (Loss) on Investments	16,516	21,183	10,999	7,901	1,250	68,553

Change in Net Unrealized Appreciation (Depreciation) on Investments	68,071	63,216	24,469	13,185	(26,456)	57,988

Net Realized and Unrealized Gain (Loss) on Investments	84,587	84,399	35,468	21,086	(25,206)	126,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,104	$83,217	$34,532	$20,567	$(14,212)	$127,553

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,834	$6,249	$5,729	$1,626

EXPENSES:
Mortality and Expense Risk	1,489	3,166	1,540	2,330
Contract Maintenance Fees	1,137	1,170	256	659
Total Expenses	2,626	4,336	1,796	2,989

NET INVESTMENT INCOME (LOSS)	208	1,913	3,932	(1,363)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (loss) on Sale of Fund Shares	2,736	3,154	2,314	4,060
Realized Gain Distributions	3,897	37,292	7,580	20,801

Net Realized Gain (Loss) on Investments	6,633	40,446	9,894	24,861

Change in Net Unrealized Appreciation (Depreciation) on Investments	59,429	76,063	80,510	30,031

Net Realized and Unrealized Gain (Loss) on Investments	66,062	116,508	90,404	54,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,270	$118,421	$94,336	$53,529

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$200	$2,044	$(2,415)	$1,703	$656	$743
Net Realized Gain (Loss) On Investments	10,685	8,601	29,503	23,274	1,816	(1,605)
Change In Net Unrealized Appreciation (Depreciation) On Investments	56,414	9,827	(6,996)	22,443	3,981	1,439

Increase (Decrease) In Net Assets Resulting from Operations	67,300	20,472	20,092	47,420	6,452	577

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(8,950)	-	(72,811)	-	(76)
Net Transfers	(18,502)	87,710	10,134	(11,854)	(12,622)	(24,964)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(18,502)	78,760	10,134	(84,665)	(12,622)	(25,040)

Total Increase (Decrease) in Net Assets	48,798	99,232	30,226	(37,245)	(6,170)	(24,463)

Beginning of Period	274,815	175,583	268,996	306,241	65,842	90,305

End of Period	$323,613	$274,815	$299,222	$268,996	$59,671	$65,842

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,566	7,559	760	-	-	-
Units Redeemed	(2,028)	(2,545)	(351)	(5,250)	(1,476)	(2,930)

Net Increase (Decrease)	(462)	5,014	408	(5,250)	(1,476)	(2,930)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(4,610)	$(1,580)	$(381)	$1,236	$(3,472)	$(396)
Net Realized Gain (Loss) On Investments	63,467	23,654	2,481	(42,438)	104,445	23,462
Change In Net Unrealized Appreciation (Depreciation) On Investments	98,137	79,453	62,568	31,014	(26,356)	8,160

Increase (Decrease) In Net Assets Resulting from Operations	156,994	101,527	64,668	(10,187)	74,617	31,225

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	131,584	-	-	6,822	263,170	-
Transfers For Contract Benefits And Terminations	-	(3,962)	-	(49,239)	-	(1,783)
Net Transfers	18,408	103,866	4,652	(78,971)	(5,276)	69,799
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	2,221	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	149,992	99,903	6,873	(121,388)	257,894	68,016

Total Increase (Decrease) in Net Assets	306,986	201,430	71,542	(131,576)	332,511	99,242

Beginning of Period	445,667	244,237	187,260	318,836	158,524	59,282

End of Period	$752,654	$445,667	$258,802	$187,260	$491,034	$158,524

CHANGES IN UNITS OUTSTANDING:
Units Issued	8,031	3,604	443	893	10,891	4,057
Units Redeemed	(3,580)	(99)	(411)	(8,390)	(275)	(981)

Net Increase (Decrease)	4,451	3,505	32	(7,497)	10,616	3,076

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALL SPRING VT DISCOVERY FUND
	2021	2020	2021	2020	2021	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(21,244)	$(8,354)	$(5,087)	$(2,289)	$(2,498)	$(829)
Net Realized Gain (Loss) On Investments	578,677	662,353	174,139	45,783	53,654	9,496
Change In Net Unrealized Appreciation (Depreciation) On Investments	(307,279)	265,126	(154,081)	132,686	(61,713)	71,107

Increase (Decrease) In Net Assets Resulting from Operations	250,155	919,126	14,971	176,181	(10,557)	79,774

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(20,479)	-	(6,340)	-	-
Net Transfers	(50,858)	(204,449)	677	123	(116,048)	86,938
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	56,375	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	5,517	(224,927)	677	(6,218)	(116,048)	86,938

Total Increase (Decrease) in Net Assets	255,672	694,198	15,649	169,963	(126,605)	166,712

Beginning of Period	2,289,361	1,595,163	467,534	297,571	262,950	96,238

End of Period	$2,545,033	$2,289,361	$483,183	$467,534	$136,345	$262,950

CHANGES IN UNITS OUTSTANDING:
Units Issued	71	24,812	104	18,488	-	3,625
Units Redeemed	(930)	(29,316)	(109)	(18,825)	(2,337)	(7)

Net Increase (Decrease)	(859)	(4,504)	(5)	(337)	(2,337)	3,618

	(1) Name changed from Wells Fargo VT Discovery Fund on October 21, 2021.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	ALL SPRING VT OMEGA GROWTH FUND		ALL SPRING VT OPPORTUNITY FUND		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
	2021	2020	2021	2020	2021	2020
	(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(1,111)	$(592)	$(1,559)	$(271)	$848	$1,866
Net Realized Gain (Loss) On Investments	16,047	9,977	16,106	10,771	24	241
Change In Net Unrealized Appreciation (Depreciation) On Investments	4,555	32,645	27,001	18,462	3,236	(695)

Increase (Decrease) In Net Assets Resulting from Operations	19,490	42,030	41,548	28,961	4,108	1,412

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(3,699)	-	(4,841)	-	-
Net Transfers	-	(4)	(25,354)	(5,675)	-	(1)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	2,999	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	-	(3,703)	(22,355)	(10,516)	-	(1)

Total Increase (Decrease) in Net Assets	19,490	38,327	19,193	18,446	4,108	1,411

Beginning of Period	138,043	99,716	180,706	162,260	17,353	15,942

End of Period	$157,533	$138,043	$199,899	$180,706	$21,461	$17,353

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	-	-	-	-
Units Redeemed	-	(131)	(685)	(425)	-	-

Net Increase (Decrease)	-	(131)	(685)	(425)	-	-

	(1) Name changed from Wells Fargo VT Omega Growth Fund on October 21, 2021.
	(2) Name changed from Wells fargo VT Opportunity Fund on October 21, 2021.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	2021	2020	2021	2020	2021	2020
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,970	$4,810	$4,615	$10,462	$(2,277)	$(247)
Net Realized Gain (Loss) On Investments	196,249	58,863	147,720	25,834	17,384	3,795
Change In Net Unrealized Appreciation (Depreciation) On Investments	(735)	15,230	37,049	43,348	9,667	61,811

Increase (Decrease) In Net Assets Resulting from Operations	197,484	78,902	189,385	79,644	24,775	65,359

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	120	1,620	-	-	-	13,643
Transfers For Contract Benefits And Terminations	(1,841)	(385,542)	-	(37,183)	-	(377)
Net Transfers	(83,054)	37,652	(35,981)	97,069	(27,312)	8,587
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(152)	(65,298)	-	-	12,569	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(84,927)	(411,567)	(35,981)	59,886	(14,743)	21,853

Total Increase (Decrease) in Net Assets	112,557	(332,665)	153,404	139,531	10,031	87,211

Beginning of Period	836,186	1,168,851	804,181	664,650	339,795	252,584

End of Period	$948,743	$836,186	$957,584	$804,181	$349,827	$339,795

CHANGES IN UNITS OUTSTANDING:
Units Issued	202,531	4,554	3,489	4,532	-	1,716
Units Redeemed	(203,307)	(29,081)	(4,618)	(2,712)	(1,683)	(136)

Net Increase (Decrease)	(776)	(24,527)	(1,129)	1,820	(1,683)	1,579

	(1) Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND
	2021	2020	2021	2020	2021	2020
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,097	$3,186	$35,357	47,162	$342	$676
Net Realized Gain (Loss) On Investments	8,149	(4,884)	51,651	68,906	1,810	(71)
Change In Net Unrealized Appreciation (Depreciation) On Investments	58,281	(726)	628,692	(95,875)	(2,585)	233

Increase (Decrease) In Net Assets Resulting from Operations	67,526	(2,424)	715,700	20,192	(433)	839

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	1	20,599	131,647	60	-	-
Transfers For Contract Benefits And Terminations	-	(27,951)	-	(61,883)	-	-
Net Transfers	13,937	(8,339)	(163,568)	19,850	-	44,603
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	128,450	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	13,938	(15,692)	96,529	(41,972)	-	44,603

Total Increase (Decrease) in Net Assets	81,465	(18,115)	812,229	(21,780)	(433)	45,441

Beginning of Period	297,024	315,139	2,979,121	3,000,901	45,441	-

End of Period	$378,488	$297,024	$3,791,350	2,979,121	$45,008	$45,441

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,656	1,723	8,912	5,269	-	4,340
Units Redeemed	(2,083)	(1,533)	(6,534)	(7,821)	-	-

Net Increase (Decrease)	(427)	190	2,378	(2,552)	-	4,340

	(1) For the period of July 16, 2020 to December 31, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$164	366	$659	$1,053	$115	$15
Net Realized Gain (Loss) On Investments	12,089	9,366	2,615	2,872	5	(6)
Change In Net Unrealized Appreciation (Depreciation) On Investments	17,344	30,693	33,335	11,096	(235)	676

Increase (Decrease) In Net Assets Resulting from Operations	29,596	40,426	36,609	15,022	(115)	685

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	2	41,198	-	77,658	-	-
Transfers For Contract Benefits And Terminations	-	(29,019)	-	(350)	-	-
Net Transfers	(7,336)	(14,645)	(4,001)	(203)	-	(1)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(7,334)	(2,466)	(4,001)	77,104	-	(1)

Total Increase (Decrease) in Net Assets	22,262	37,960	32,608	92,126	(115)	685

Beginning of Period	185,892	147,932	160,054	67,928	5,789	5,104

End of Period	$208,154	185,892	$192,662	$160,054	$5,674	$5,789

CHANGES IN UNITS OUTSTANDING:
Units Issued	33	2,202	-	6,306	-	-
Units Redeemed	(325)	(2,486)	(263)	(47)	-	-

Net Increase (Decrease)	(292)	(284)	(263)	6,259	-	-

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$68	$(524)	$877	$1,264	$409	$1,763
Net Realized Gain (Loss) On Investments	13,976	4,497	47,291	35,991	6,160	(3,698)
Change In Net Unrealized Appreciation (Depreciation) On Investments	(5,274)	53,323	(29,975)	25,890	114,063	34,922

Increase (Decrease) In Net Assets Resulting from Operations	8,771	57,296	18,192	63,144	120,632	32,987

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	3	85,048	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(26,138)	-	(40,415)	-	(14,385)
Net Transfers	(17,745)	(9,429)	34,478	(144,495)	(13,933)	(1,806)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(17,742)	49,481	34,478	(184,911)	(13,933)	(16,190)

Total Increase (Decrease) in Net Assets	(8,972)	106,777	52,670	(121,767)	106,699	16,796

Beginning of Period	208,600	101,823	276,804	398,571	483,413	466,617

End of Period	$199,628	$208,600	$329,475	$276,804	$590,113	$483,413

CHANGES IN UNITS OUTSTANDING:
Units Issued	180	7,370	3,057	556	-	198
Units Redeemed	(1,144)	(2,750)	(764)	(14,164)	(810)	(1,418)

Net Increase (Decrease)	(963)	4,619	2,294	(13,608)	(810)	(1,219)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(2,775)	$1,481	$(703)	$367	$(1,799)	$(325)
Net Realized Gain (Loss) On Investments	96,229	39,586	18,044	27,069	17,814	6,930
Change In Net Unrealized Appreciation (Depreciation) On Investments	88,857	108,982	42,539	23,111	27,313	22,317

Increase (Decrease) In Net Assets Resulting from Operations	182,311	150,049	59,880	50,547	43,328	28,922

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	83,821
Transfers For Contract Benefits And Terminations	-	(7,673)	-	-	-	(25)
Net Transfers	(91,472)	(159,396)	-	(87,440)	(9,966)	59,810
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(91,472)	(167,068)	-	(87,440)	(9,966)	143,606

Total Increase (Decrease) in Net Assets	90,840	(17,019)	59,880	(36,893)	33,363	172,528

Beginning of Period	750,188	767,207	242,265	279,158	213,321	40,793

End of Period	$841,027	$750,188	$302,145	$242,265	$246,683	$213,321

CHANGES IN UNITS OUTSTANDING:
Units Issued	87	54	-	0	313	9,852
Units Redeemed	(2,502)	(5,504)	-	(4,838)	(907)	(3)

Net Increase (Decrease)	(2,415)	(5,450)	-	(4,838)	(594)	9,849

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND
	2021	2020	2021	2020	2021	2020
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(576)	$(16)	$(791)	$(314)	$12	$-
Net Realized Gain (Loss) On Investments	12,645	767	17,852	6,179	635	(9)
Change In Net Unrealized Appreciation (Depreciation) On Investments	7,346	6,528	(4,988)	21,627	(1,618)	805

Increase (Decrease) In Net Assets Resulting from Operations	19,414	7,279	12,073	27,491	(972)	796

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	22,836	-	7,538	-	11,307
Transfers For Contract Benefits And Terminations	-	-	-	-	-	-
Net Transfers	14,079	19	31,086	(3,047)	1,519	-
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	14,079	22,855	31,086	4,491	1,519	11,307

Total Increase (Decrease) in Net Assets	33,493	30,134	43,159	31,983	547	12,103

Beginning of Period	68,692	38,558	95,944	63,961	12,103	-

End of Period	102,185	$68,692	$139,102	$95,944	$12,650	$12,103

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,024	1,692	1,519	454	171	756
Units Redeemed	(334)	(176)	(281)	(239)	(67)	-

Net Increase (Decrease)	690	1,516	1,238	215	104	756

	(1) For the period of November 20, 2020 to December 31, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2021	2020	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(8,408)	$(4,479)	$(7,635)	(4,833)	$(526)	(200)	$(1,512)	$1,037
Net Realized Gain (Loss) On Investments	62,859	18,018	259,260	63,571	355	2,661	3,940	22,721
Change In Net Unrealized Appreciation (Depreciation) On Investments	295,468	314,625	232,592	295,651	27,031	4,166	(14,946)	51,984

Increase (Decrease) In Net Assets Resulting from Operations	349,919	328,164	484,217	354,389	26,860	6,626	(12,518)	75,742

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	5,001	60,238	-	-	-	71,926
Transfers For Contract Benefits And Terminations	-	(22,324)	-	(70,137)	-	(92)	-	(4,108)
Net Transfers	(102,551)	(24,960)	(1,713)	155,532	9,690	(4)	8,069	(127,766)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	3,382	-	2,457	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(99,170)	(47,283)	5,746	145,633	9,690	(96)	8,069	(59,949)

Total Increase (Decrease) in Net Assets	250,749	280,880	489,962	500,022	36,550	6,530	(4,449)	15,793

Beginning of Period	1,279,892	999,012	1,331,874	831,852	93,061	86,531	372,763	356,970

End of Period	1,530,642	$1,279,892	$1,821,836	1,331,874	129,611	93,061	$368,314	$372,763

CHANGES IN UNITS OUTSTANDING:
Units Issued	820	-	4,128	9,161	311	-	1,015	5,454
Units Redeemed	(4,432)	(2,411)	(4,806)	(5,852)	(50)	(5)	(489)	(10,148)

Net Increase (Decrease)	(3,612)	(2,411)	(678)	3,309	261	(5)	525	(4,694)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
	2021	2020	2020	2021	2020
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$281	$-	$1,707	$426	$3,063
Net Realized Gain (Loss) On Investments	2,005	(25)	2,527	10,327	12,723
Change In Net Unrealized Appreciation (Depreciation) On Investments	3,367	1,570	(752)	144,566	(39,017)

Increase (Decrease) In Net Assets Resulting from Operations	5,653	1,545	3,483	155,319	(23,231)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	3,308	60,277	1	15,700
Transfers For Contract Benefits And Terminations	-	-	(24)	-	(56,850)
Net Transfers	2,466	85,076	(84,400)	(55,655)	(11,556)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	1,658	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	2,466	88,384	(24,147)	(53,996)	(52,706)

Total Increase (Decrease) in Net Assets	8,119	89,929	(20,663)	101,322	(75,938)

Beginning of Period	89,929	-	20,663	475,619	551,557

End of Period	$98,048	$89,929	$-	$576,942	$475,619

CHANGES IN UNITS OUTSTANDING
Units Issued	428	8,836	6,197	1,371	2,497
Units Redeemed	(201)	-	(8,303)	(2,108)	(3,748)

Net Increase (Decrease)	227	8,836	(2,106)	(737)	(1,251)

	(1) For the period of December 11, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to December 11, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.					(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$673	6	$11,958	$2,721	$1,209	$1,694
Net Realized Gain (Loss) On Investments	21,422	(22,779)	25,411	6,897	14,823	(915)
Change In Net Unrealized Appreciation (Depreciation) On Investments	31,461	33,156	7,686	(8,002)	37,557	5,809

Increase (Decrease) In Net Assets Resulting from Operations	53,556	10,383	45,055	1,616	53,589	6,588

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	1	16,206	-	100,188	-	7,538
Transfers For Contract Benefits And Terminations	-	(38,072)	-	(2,682)	-	(2,476)
Net Transfers	(11,713)	(31,185)	(3,843)	5,642	(5,225)	3,971
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(11,712)	(53,052)	(3,843)	103,149	(5,225)	9,033

Total Increase (Decrease) in Net Assets	41,844	(42,669)	41,212	104,765	48,363	15,622

Beginning of Period	243,630	286,299	208,048	103,283	140,060	124,438

End of Period	$285,474	243,630	$249,260	$208,048	$188,423	$140,060

CHANGES IN UNITS OUTSTANDING:
Units Issued	50	1,301	179	9,425	332	1,372
Units Redeemed	(424)	(3,441)	(437)	(1,189)	(655)	(557)

Net Increase (Decrease)	(374)	(2,141)	(258)	8,236	(323)	815

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(10,274)	$(1,334)	$585	$2,451	$1,030	$1,358
Net Realized Gain (Loss) On Investments	400,718	134,963	20,959	7,059	517	1,333
Change In Net Unrealized Appreciation (Depreciation) On Investments	(12,392)	368,687	64,804	30,339	20,226	(18,251)

Increase (Decrease) In Net Assets Resulting from Operations	378,052	502,316	86,347	39,849	21,773	(15,560)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	60	6,000	-	92,034	-	-
Transfers For Contract Benefits And Terminations	-	(27,536)	-	(64,235)	-	3,650
Net Transfers	(449,742)	175,439	(15,413)	4,087	1,394	(64,356)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	1,358	(723)	-	-	1,823	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(448,325)	153,180	(15,413)	31,886	3,216	(60,706)

Total Increase (Decrease) in Net Assets	(70,272)	655,497	70,934	71,735	24,990	(76,266)

Beginning of Period	1,913,770	1,258,273	356,615	284,880	84,842	161,108

End of Period	$1,843,497	$1,913,770	$427,549	$356,615	$109,831	$84,842

CHANGES IN UNITS OUTSTANDING:
Units Issued	7,624	9,642	33	5,083	589	512
Units Redeemed	(18,399)	(3,950)	(577)	(3,757)	(448)	(3,323)

Net Increase (Decrease)	(10,775)	5,692	(544)	1,326	141	(2,811)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(242)	$195	$(347)	$7,065	$(136)	$(61)
Net Realized Gain (Loss) On Investments	124	(134)	118,247	94,857	1,082	154
Change In Net Unrealized Appreciation (Depreciation) On Investments	10,716	10,567	46,531	160,371	1,681	4,188

Increase (Decrease) In Net Assets Resulting from Operations	10,598	10,628	164,430	262,293	2,628	4,281

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	14,400	47,418	-	-
Transfers For Contract Benefits And Terminations	-	-	(584)	(338,401)	-	-
Net Transfers	-	(2)	24,198	7,330	1,507	1,019
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	2,669	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	-	(2)	40,683	(283,652)	1,507	1,019

Total Increase (Decrease) in Net Assets	10,598	10,626	205,113	(21,359)	4,135	5,301

Beginning of Period	74,646	64,020	1,221,542	1,242,901	19,890	14,589

End of Period	$85,244	$74,646	$1,426,654	$1,221,542	$24,025	$19,890

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	12,827	34,610	71	54
Units Redeemed	-	-	(9,935)	(46,483)	-	-

Net Increase (Decrease)	-	-	2,892	(11,873)	71	54

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II		FEDERATED HERMES MANAGED VOLATILITY FUND II
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$909	$970	$30,550	$47,597	$909	$1,650
Net Realized Gain (Loss) On Investments	1,192	7,981	2,377	33,530	648	3,064
Change In Net Unrealized Appreciation (Depreciation) On Investments	36,002	(12,415)	(103,171)	27,279	14,325	(4,586)

Increase (Decrease) In Net Assets Resulting from Operations	38,103	(3,463)	(70,243)	108,406	15,882	128

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	12,000	267,649	-	-
Transfers For Contract Benefits And Terminations	-	(2,714)	-	(134,274)	-	(13,271)
Net Transfers	(47,517)	(2,708)	(2,106)	153,793	(4,210)	(5)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	393	636	9,446	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(47,517)	(5,422)	10,287	287,804	5,236	(13,276)

Total Increase (Decrease) in Net Assets	(9,414)	(8,885)	(59,957)	396,210	21,118	(13,148)

Beginning of Period	140,060	148,945	2,593,748	2,197,538	92,857	106,005

End of Period	$130,646	$140,060	$2,533,791	$2,593,748	$113,975	$92,857

CHANGES IN UNITS OUTSTANDING:
Units Issued	58	47	13,370	335,775	-	-
Units Redeemed	(2,011)	(370)	(9,107)	(303,131)	(149)	(505)

Net Increase (Decrease)	(1,954)	(323)	4,263	32,644	(149)	(505)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST BOND INDEX FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,584	$4,825	$(49)	$55	$2,498	$10,893
Net Realized Gain (Loss) On Investments	26,550	2,377	(1,972)	20,201	9,262	81,120
Change In Net Unrealized Appreciation (Depreciation) On Investments	115,203	29,826	-	(4,168)	(42,135)	(33,869)

Increase (Decrease) In Net Assets Resulting from Operations	143,336	37,027	(2,021)	16,089	(30,375)	58,144

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	19,937	-	-	-	227,109
Transfers For Contract Benefits And Terminations	-	(47,598)	-	-	(50,000)	(339,244)
Net Transfers	(63,713)	10,481	2,021	(152,089)	(89,955)	517,699
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(63,713)	(17,180)	2,021	(152,089)	(139,955)	405,563

Total Increase (Decrease) in Net Assets	79,623	19,847	-	(136,000)	(170,329)	463,707

Beginning of Period	597,820	577,973	0	136,000	1,117,071	653,364

End of Period	$677,443	$597,820	$0	$0	$946,742	$1,117,071

CHANGES IN UNITS OUTSTANDING:
Units Issued	295	4,120	48,405	99,039	1,829	121,057
Units Redeemed	(3,107)	(4,421)	(48,405)	(111,124)	(14,032)	(84,956)

Net Increase (Decrease)	(2,812)	(301)	-	(12,085)	(12,202)	36,101

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST LIFETIME 2015 FUND
	2021	2020	2021	2020	2021	2020
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$28,503	$15,903	$228	$2,162	$785	$699
Net Realized Gain (Loss) On Investments	44,600	(692)	15,518	621	3,035	728
Change In Net Unrealized Appreciation (Depreciation) On Investments	14,592	71,903	1,691	232	96	6,181

Increase (Decrease) In Net Assets Resulting from Operations	87,696	87,114	17,438	3,015	3,916	7,608

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	133,374	-	42,743
Transfers For Contract Benefits And Terminations	-	(45,308)	-	-	-	-
Net Transfers	(47,248)	749,984	(121,834)	-	-	(2)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(47,248)	704,676	(121,834)	133,374	-	42,741

Total Increase (Decrease) in Net Assets	40,447	791,790	(104,396)	136,389	3,916	50,349

Beginning of Period	1,567,642	775,852	152,170	15,781	50,349	-

End of Period	$1,608,089	$1,567,642	$47,774	$152,170	$54,265	$50,349

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	67,874	326	11,877	-	4,166
Units Redeemed	(3,959)	(4,410)	(9,871)	-	-	-

Net Increase (Decrease)	(3,959)	63,464	(9,545)	11,877	-	4,166

	(1) For the period May 6, 2020 to December 31, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2021	2020	2021	2020	2021	2020
		(1)		(1)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,142	$1,030	$783	$705	$461	$362
Net Realized Gain (Loss) On Investments	3,815	1,724	3,456	1,188	1,559	797
Change In Net Unrealized Appreciation (Depreciation) On Investments	597	7,957	340	6,862	472	3,451

Increase (Decrease) In Net Assets Resulting from Operations	5,554	10,711	4,578	8,754	2,493	4,610

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	54,953	-	39,690	-	18,318
Transfers For Contract Benefits And Terminations	-	-	-	-	-	-
Net Transfers	-	-	-	(2)	-	-
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	-	54,953	-	39,688	-	18,318

Total Increase (Decrease) in Net Assets	5,554	65,664	4,578	48,442	2,493	22,927

Beginning of Period	65,664	-	48,442	-	22,927	-

End of Period	$71,218	$65,664	$53,020	$48,442	$25,420	$22,927

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	5,394	-	3,924	-	1,841
Units Redeemed	-	-	-	-	-	-

Net Increase (Decrease)	-	5,394	-	3,924	-	1,841

	(1) For the period May 6, 2020 to December 31, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$6,810	116	$92,399	$33,737	$4,372	$1,428
Net Realized Gain (Loss) On Investments	2,190	(669)	156,918	39,602	5,817	6,355
Change In Net Unrealized Appreciation (Depreciation) On Investments	1,724	918	98,608	257,754	3,821	2,602

Increase (Decrease) In Net Assets Resulting from Operations	10,724	365	347,924	331,093	14,011	10,385

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	1	-	-	501,037	-	-
Transfers For Contract Benefits And Terminations	-	(722)	-	(331,027)	-	(2,657)
Net Transfers	(3,604)	(152)	(130,253)	(109,074)	(54)	(3)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(3,603)	(874)	(130,253)	60,936	(54)	(2,660)

Total Increase (Decrease) in Net Assets	7,121	(510)	217,671	392,029	13,956	7,725

Beginning of Period	37,815	38,325	3,099,462	2,707,433	104,390	96,665

End of Period	$44,936	37,815	$3,317,133	$3,099,462	$118,346	$104,390

CHANGES IN UNITS OUTSTANDING:
Units Issued	34	321	-	47,582	-	-
Units Redeemed	(258)	(333)	(9,940)	(38,978)	(218)	(239)

Net Increase (Decrease)	(224)	(12)	(9,940)	8,604	(218)	(239)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$38,273	$12,061	$22,044	$31,491	$5	$862
Net Realized Gain (Loss) On Investments	66,077	19,218	21,085	8,269	2,486	(247)
Change In Net Unrealized Appreciation (Depreciation) On Investments	23,516	188,905	(40,454)	61,459	41,523	(11,425)

Increase (Decrease) In Net Assets Resulting from Operations	127,866	220,184	2,674	101,220	44,015	(10,810)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	703,235	4	197,758	7,800	-
Transfers For Contract Benefits And Terminations	(2,502)	(28,258)	-	(64,225)	-	-
Net Transfers	(5,727)	(4,420)	91,107	3,465	15,540	(2)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(8,229)	670,557	91,110	136,997	23,340	(2)

Total Increase (Decrease) in Net Assets	119,636	890,741	93,784	238,217	67,355	(10,813)

Beginning of Period	1,534,029	643,288	1,192,794	954,577	78,027	88,840

End of Period	1,653,665	$1,534,029	$1,286,577	$1,192,794	$145,382	$78,027

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	73,451	9,006	18,797	4,954	-
Units Redeemed	(3,766)	(2,838)	(2,024)	(6,312)	(2,437)	-

Net Increase (Decrease)	(3,766)	70,613	6,982	12,486	2,517	-

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$264,623	$278,531	$(339)	$(932)	$(1,441)	1,366
Net Realized Gain (Loss) On Investments	1,545,332	669,104	4,215	35,759	58,182	7,155
Change In Net Unrealized Appreciation (Depreciation) On Investments	106,841	1,263,556	6,489	(6,405)	(31,812)	44,826

Increase (Decrease) In Net Assets Resulting from Operations	1,916,795	2,211,190	10,365	28,422	24,929	53,347

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	200,000	1,128,271	-	31,906	-	-
Transfers For Contract Benefits And Terminations	-	(1,254,722)	-	(13,825)	-	(44,527)
Net Transfers	(1,589,187)	(45,448)	(1,295)	(173,411)	(164,020)	(5,233)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,389,187)	(171,899)	(1,295)	(155,330)	(164,020)	(49,759)

Total Increase (Decrease) in Net Assets	527,608	2,039,291	9,070	(126,908)	(139,091)	3,587

Beginning of Period	18,890,984	16,851,693	74,208	201,116	320,687	317,100

End of Period	19,418,592	$18,890,984	$83,277	$74,208	181,596	320,687

CHANGES IN UNITS OUTSTANDING:
Units Issued	12,480	85,087	29	2,134	9	303
Units Redeemed	(97,695)	(96,370)	(99)	(12,025)	(11,013)	(4,205)

Net Increase (Decrease)	(85,215)	(11,283)	(71)	(9,891)	(11,005)	(3,902)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$2,895	$3,125	$(266)	$849	$(10,330)	$1,009
Net Realized Gain (Loss) On Investments	245	(42,542)	4,550	26,625	99,358	37,649
Change In Net Unrealized Appreciation (Depreciation) On Investments	65,354	12,649	29,863	(12,747)	80,146	237,243

Increase (Decrease) In Net Assets Resulting from Operations	68,494	(26,768)	34,148	14,727	169,174	275,901

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	1,200	1,500
Transfers For Contract Benefits And Terminations	-	(98,246)	-	-	-	(24,694)
Net Transfers	18,080	(116,274)	(4,967)	(6)	(88,328)	(21,857)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	89,503	-	(9,248)	6,999

Increase (Decrease) in Net Assets Resulting from Contract Transactions	18,080	(214,520)	84,536	(6)	(96,376)	(38,053)

Total Increase (Decrease) in Net Assets	86,574	(241,288)	118,684	14,721	72,798	237,848

Beginning of Period	210,069	451,357	128,999	114,278	1,195,473	957,625

End of Period	296,643	$210,069	$247,683	$128,999	$1,268,271	$1,195,473

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,174	55	-	-	722	2,914
Units Redeemed	(107)	(13,226)	(103)	-	(2,614)	(3,472)

Net Increase (Decrease)	1,068	(13,171)	(103)	-	(1,892)	(558)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$4,123	$8,209	$5,685	$6,937	$2,280	$8,142
Net Realized Gain (Loss) On Investments	5,638	(45,698)	(22)	(323)	40,485	4,717
Change In Net Unrealized Appreciation (Depreciation) On Investments	125,870	10,513	(668)	(3,118)	(16,639)	40,303

Increase (Decrease) In Net Assets Resulting from Operations	135,631	(26,976)	4,995	3,496	26,126	53,161

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(136,410)	-	(340)	-	(2,800)
Net Transfers	(119,599)	(23)	(24)	423	15,725	(28,912)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(119,599)	(136,433)	(24)	83	15,725	(31,712)

Total Increase (Decrease) in Net Assets	16,032	(163,409)	4,970	3,579	41,851	21,449

Beginning of Period	539,294	702,703	134,245	130,666	528,638	507,189

End of Period	$555,326	$539,294	$139,216	$134,245	$570,489	$528,638

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	37	64	1,277	1,343
Units Redeemed	(3,869)	(7,230)	(39)	(56)	(478)	(3,762)

Net Increase (Decrease)	(3,869)	(7,230)	(2)	8	799	(2,419)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(577)	$132	$(350)	$188	$(811)	$(142)
Net Realized Gain (Loss) On Investments	22,397	750	(255)	16,410	7,804	7,828
Change In Net Unrealized Appreciation (Depreciation) On Investments	21,262	21,332	26,087	(8,794)	16,363	16,469

Increase (Decrease) In Net Assets Resulting from Operations	43,082	22,214	25,482	7,804	23,355	24,154

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	74,825	-	-	-	-
Transfers For Contract Benefits And Terminations	-	-	-	-	-	-
Net Transfers	29,805	480	(1,749)	21,838	6,655	97
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	1,689	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	29,805	75,304	(59)	21,838	6,655	97

Total Increase (Decrease) in Net Assets	72,888	97,518	25,423	29,642	30,009	24,252

Beginning of Period	181,526	84,008	114,694	85,052	115,951	91,699

End of Period	$254,414	$181,526	$140,117	$114,694	$145,960	$115,951

CHANGES IN UNITS OUTSTANDING:
Units Issued	3,031	4,634	-	815	165	4
Units Redeemed	(1,555)	(157)	(57)	-	-	-

Net Increase (Decrease)	1,476	4,477	(57)	815	165	4

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(2,710)	(1,750)	$613	$11,687	$436	$4,647
Net Realized Gain (Loss) On Investments	72,408	39,700	2,834	(42,974)	3,422	2,242
Change In Net Unrealized Appreciation (Depreciation) On Investments	(30,327)	76,506	17,933	20,143	46,846	26,839

Increase (Decrease) In Net Assets Resulting from Operations	39,371	114,456	21,381	(11,144)	50,704	33,727

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(20,000)	-	(47)	-	-
Net Transfers	(101,409)	22,134	(12,186)	(474,980)	-	51,330
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(101,409)	2,134	(12,186)	(475,027)	-	51,330

Total Increase (Decrease) in Net Assets	(62,038)	116,590	9,195	(486,171)	50,704	85,057

Beginning of Period	352,053	235,463	159,762	645,933	311,351	226,294

End of Period	$290,015	352,053	$168,957	$159,762	$362,055	$311,351

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	1,301	-	159	-	3,097
Units Redeemed	(6,859)	(2,166)	(957)	(46,422)	-	-

Net Increase (Decrease)	(6,859)	(865)	(957)	(46,263)	-	3,097

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(1,294)	$69,040	$32,596	$55,558	$12,332	$27,094
Net Realized Gain (Loss) On Investments	243,093	490,370	64,137	4,650	47,791	1,394
Change In Net Unrealized Appreciation (Depreciation) On Investments	425,174	(5,737)	(128,693)	148,508	(92,676)	106,452

Increase (Decrease) In Net Assets Resulting from Operations	666,973	553,674	(31,960)	208,716	(32,553)	134,940

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	108,140	708,569	4	-	197,436	1,560
Transfers For Contract Benefits And Terminations	(3,647)	(62,082)	-	(169,893)	(1,984)	(150,798)
Net Transfers	(207,405)	(420,826)	(74,922)	(17,777)	(106,676)	(167,229)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	20,236	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(102,912)	225,661	(54,683)	(187,670)	88,776	(316,467)

Total Increase (Decrease) in Net Assets	564,061	779,335	(86,643)	21,046	56,223	(181,527)

Beginning of Period	4,123,572	3,344,237	2,283,255	2,262,209	1,518,114	1,699,641

End of Period	$4,687,632	$4,123,572	$2,196,612	$2,283,255	$1,574,337	$1,518,114

CHANGES IN UNITS OUTSTANDING:
Units Issued	103,931	432,631	6,074	1,702	20,886	10,708
Units Redeemed	(111,369)	(409,789)	(7,183)	(13,399)	(10,777)	(29,672)

Net Increase (Decrease)	(7,438)	22,841	(1,109)	(11,697)	10,109	(18,965)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(2,109)	$1,534	$(2,340)	$(747)	$(3,478)	$(1,435)
Net Realized Gain (Loss) On Investments	51,333	50,368	42,093	12,433	116,024	28,663
Change In Net Unrealized Appreciation (Depreciation) On Investments	73,520	64,709	7,377	56,425	(16,534)	110,324

Increase (Decrease) In Net Assets Resulting from Operations	122,744	116,611	47,130	68,111	96,011	137,552

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	18,845	132,784	1,500
Transfers For Contract Benefits And Terminations	-	(68,319)	-	(296)	-	-
Net Transfers	(44,306)	65,602	(3,138)	85,654	(82,200)	102,937
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(171)	503	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(44,477)	(2,214)	(3,138)	104,203	50,584	104,437

Total Increase (Decrease) in Net Assets	78,267	114,397	43,992	172,314	146,596	241,989

Beginning of Period	737,582	623,185	279,798	107,484	489,648	247,659

End of Period	$815,849	$737,582	$323,789	$279,798	$636,244	$489,648

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	4,365	18	3,061	4,085	4,194
Units Redeemed	(2,180)	(3,452)	(119)	(129)	(2,697)	(1,175)

Net Increase (Decrease)	(2,180)	914	(101)	2,931	1,389	3,019

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$121	$340	$519	$1,071	$(3,629)	$(259)
Net Realized Gain (Loss) On Investments	2,537	(242)	6,578	2,796	28,004	33,071
Change In Net Unrealized Appreciation (Depreciation) On Investments	3,124	7,138	16,585	25,130	60,673	74,477

Increase (Decrease) In Net Assets Resulting from Operations	5,782	7,236	23,682	28,997	85,048	107,289

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(708)	(467)	(6,278)	-	(5,712)
Net Transfers	(15,490)	(2)	30,877	15,023	(4,516)	(15)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	1,629	-	40,246	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(15,490)	(710)	32,039	8,745	35,729	(5,728)

Total Increase (Decrease) in Net Assets	(9,709)	6,526	55,721	37,742	120,778	101,561

Beginning of Period	54,903	48,377	205,884	168,142	444,140	342,579

End of Period	$45,194	$54,903	$261,605	$205,884	$564,918	$444,140

CHANGES IN UNITS OUTSTANDING:
Units Issued	2	-	3,746	2,417	-	-
Units Redeemed	(459)	(27)	(1,638)	(1,393)	(76)	(129)

Net Increase (Decrease)	(457)	(27)	2,109	1,024	(76)	(129)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SHORT DURATION INCOME PORTFOLIO
	2021	2020	2021	2020	2021	2020
				(1)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(142)	$108	$10,247	$16,313	$66	$344
Net Realized Gain (Loss) On Investments	1,224	1,660	6,258	5,571	10	(23)
Change In Net Unrealized Appreciation (Depreciation) On Investments	6,750	2,350	24,380	(27,418)	(239)	(65)

Increase (Decrease) In Net Assets Resulting from Operations	7,831	4,118	40,885	(5,534)	(164)	255

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	13,643
Transfers For Contract Benefits And Terminations	-	(314)	-	(39,593)	-	(11)
Net Transfers	9,659	(1)	12,127	40,851	1,467	(1)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	1,305	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	9,659	(316)	13,432	1,258	1,467	13,631

Total Increase (Decrease) in Net Assets	17,490	3,802	54,317	(4,276)	1,303	13,887

Beginning of Period	36,906	33,104	912,842	917,118	13,887	-

End of Period	$54,396	$36,906	$967,160	$912,842	$15,190	$13,887

CHANGES IN UNITS OUTSTANDING:
Units Issued	492	-	3,498	5,163	370	1,319
Units Redeemed	(15)	(25)	(3,006)	(4,491)	(246)	(2)

Net Increase (Decrease)	477	(25)	492	673	125	1,317

	(1) For the period of July 22, 2020 to December 31, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(16,199)	$(7,957)	$(8,836)	$3,154	$805	$1,786
Net Realized Gain (Loss) On Investments	187,754	153,979	91,899	89,668	2,964	6,526
Change In Net Unrealized Appreciation (Depreciation) On Investments	120,783	274,296	43,861	119,257	67,143	(1,589)

Increase (Decrease) In Net Assets Resulting from Operations	292,338	420,318	126,924	212,079	70,912	6,723

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	65,792	109,180	2	65,874	-	-
Transfers For Contract Benefits And Terminations	-	(170,347)	-	(234,247)	-	(7,482)
Net Transfers	(289,080)	(114,470)	(166,665)	(81,246)	(6,983)	(3,059)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	28,263	3,328	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(195,025)	(172,310)	(166,663)	(249,619)	(6,983)	(10,541)

Total Increase (Decrease) in Net Assets	97,313	248,008	(39,739)	(37,540)	63,929	(3,818)

Beginning of Period	1,744,820	1,496,812	1,432,431	1,469,971	236,730	240,548

End of Period	1,842,133	$1,744,820	$1,392,692	$1,432,431	$300,659	$236,730

CHANGES IN UNITS OUTSTANDING:
Units Issued	3,888	7,790	1,264	6,883	-	-
Units Redeemed	(6,162)	(6,580)	(5,840)	(14,087)	(464)	(908)

Net Increase (Decrease)	(2,274)	1,209	(4,576)	(7,205)	(464)	(908)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$3,828	$7,292	$5,530	$9,737	$(5)	$(11)
Net Realized Gain (Loss) On Investments	16,846	13,036	7,579	40,921	-	2,089
Change In Net Unrealized Appreciation (Depreciation) On Investments	36,939	327	156,991	(156,233)	235	(2,773)

Increase (Decrease) In Net Assets Resulting from Operations	57,614	20,655	170,100	(105,576)	230	(695)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(600)	-	(59,521)	-	-
Net Transfers	(2,906)	(26,110)	(95,601)	(28,087)	-	(14,823)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	22,416	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(2,906)	(26,710)	(73,185)	(87,608)	-	(14,823)

Total Increase (Decrease) in Net Assets	54,707	(6,054)	96,915	(193,183)	230	(15,518)

Beginning of Period	445,736	451,790	487,844	681,027	736	16,254

End of Period	$500,443	$445,736	584,759	$487,844	$966	$736

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	-	546	-	-
Units Redeemed	(144)	(1,382)	(1,814)	(2,170)	-	(813)

Net Increase (Decrease)	(144)	(1,382)	(1,814)	(1,624)	-	(813)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$3,212	$3,797	$5,768	$6,679	$3,986	$3,949
Net Realized Gain (Loss) On Investments	59,267	(27,079)	2,963	(2,983)	(7)	(125)
Change In Net Unrealized Appreciation (Depreciation) On Investments	189,945	108,089	34,112	(1,577)	(7,072)	1,670

Increase (Decrease) In Net Assets Resulting from Operations	252,423	84,808	42,844	2,120	(3,094)	5,494

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	12,451	115,712	3	2,508	-	-
Transfers For Contract Benefits And Terminations	-	(5,178)	-	(1,572)	-	-
Net Transfers	(230,025)	(114,610)	(7,489)	1,212	467	75,030
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	2,734	(407)	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(214,841)	(4,483)	(7,486)	2,148	467	75,030

Total Increase (Decrease) in Net Assets	37,583	80,324	35,357	4,268	(2,626)	80,524

Beginning of Period	1,140,708	1,060,384	127,606	123,338	101,635	21,111

End of Period	$1,178,291	$1,140,708	162,963	$127,606	$99,009	$101,635

CHANGES IN UNITS OUTSTANDING:
Units Issued	988	10,104	2,439	2,048	40	6,661
Units Redeemed	(11,081)	(13,067)	(3,160)	(1,496)	-	(1)

Net Increase (Decrease)	(10,092)	(2,962)	(722)	553	40	6,660

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$73,002	77,191	$(9,131)	$20,778	$18,996	$2,016
Net Realized Gain (Loss) On Investments	2,574	(6,221)	504	(24,069)	308	(197)
Change In Net Unrealized Appreciation (Depreciation) On Investments	(19,585)	17,602	(47,135)	73,812	3,505	18,800

Increase (Decrease) In Net Assets Resulting from Operations	55,990	88,571	(55,763)	70,521	22,809	20,619

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	120	11,427	44	114,533	197,376	73,420
Transfers For Contract Benefits And Terminations	-	(2,626)	-	(447,820)	-	(201)
Net Transfers	19,608	14,916	(34,782)	247,255	3,594	851
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	19,728	23,717	(34,738)	(86,032)	200,970	74,070

Total Increase (Decrease) in Net Assets	75,718	112,288	(90,501)	(15,511)	223,779	94,690

Beginning of Period	1,885,451	1,773,163	3,300,925	3,316,436	231,122	136,432

End of Period	$1,961,169	1,885,451	$3,210,425	$3,300,925	$454,901	$231,122

CHANGES IN UNITS OUTSTANDING:
Units Issued	4,864	3,053	13,894	40,700	16,933	6,788
Units Redeemed	(3,097)	(2,011)	(14,860)	(44,834)	(8)	(18)

Net Increase (Decrease)	1,766	1,042	(966)	(4,133)	16,926	6,770

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$49,453	76,487	$(3,094)	$1,553	$(184)	212
Net Realized Gain (Loss) On Investments	209,626	88,798	69,434	41,320	2,544	(8,522)
Change In Net Unrealized Appreciation (Depreciation) On Investments	(354,181)	212,076	124,665	91,884	33,317	(1,591)

Increase (Decrease) In Net Assets Resulting from Operations	(95,102)	377,361	191,005	134,757	35,678	(9,900)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	10	172,012	60	60	-	-
Transfers For Contract Benefits And Terminations	-	(411,591)	-	(8,221)	-	-
Net Transfers	(202,123)	(147,836)	(20,235)	49,249	(10,258)	(29,046)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	663	2,093	2,158	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(201,450)	(385,322)	(18,017)	41,088	(10,258)	(29,046)

Total Increase (Decrease) in Net Assets	(296,552)	(7,961)	172,988	175,845	25,420	(38,947)

Beginning of Period	4,821,856	4,829,817	711,245	535,400	128,202	167,149

End of Period	$4,525,304	4,821,856	$884,233	$711,245	$153,623	128,202

CHANGES IN UNITS OUTSTANDING:
Units Issued	20,484	39,687	1	2,955	172	1,228
Units Redeemed	(29,715)	(66,483)	(615)	(830)	(596)	(3,273)

Net Increase (Decrease)	(9,231)	(26,796)	(614)	2,125	(423)	(2,045)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(2,326)	$(1,109)	$(1,657)	$(903)	$(184)	$(90)
Net Realized Gain (Loss) On Investments	61,865	17,023	12,145	19,424	(14)	(108)
Change In Net Unrealized Appreciation (Depreciation) On Investments	(37,292)	54,850	22,692	20,159	4,640	2,015

Increase (Decrease) In Net Assets Resulting from Operations	22,247	70,764	33,180	38,680	4,441	1,817

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	1,497	-	(53,524)	-	-
Net Transfers	(75,965)	13,340	(14,200)	1,658	-	(0)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	3,147	(679)	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(72,818)	14,158	(14,200)	(51,866)	-	(0)

Total Increase (Decrease) in Net Assets	(50,571)	84,922	18,980	(13,187)	4,441	1,816

Beginning of Period	273,419	188,497	178,373	191,560	18,526	16,710

End of Period	$222,848	$273,419	$197,353	$178,373	$22,968	$18,526

CHANGES IN UNITS OUTSTANDING:
Units Issued	216	616	144	50	-	-
Units Redeemed	(1,813)	(622)	(506)	(1,974)	-	-

Net Increase (Decrease)	(1,597)	(6)	(362)	(1,924)	-	-

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$4,704	$9,005	$324	$2,392	$1,918	$(473)
Net Realized Gain (Loss) On Investments	71,868	71,770	4,940	2,574	46,050	5,097
Change In Net Unrealized Appreciation (Depreciation) On Investments	126,722	(57,656)	17,875	13,162	47,617	55,500

Increase (Decrease) In Net Assets Resulting from Operations	203,294	23,119	23,139	18,128	95,585	60,124

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	3	70,649	1,200	1,493	-	51,988
Transfers For Contract Benefits And Terminations	(175)	(105,575)	-	-	-	(72,137)
Net Transfers	(125,296)	(234,761)	-	-	(17,457)	(19,316)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	1,718	-	-	-	4,336	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(123,751)	(269,687)	1,200	1,493	(13,121)	(39,465)

Total Increase (Decrease) in Net Assets	79,544	(246,567)	24,339	19,621	82,464	20,659

Beginning of Period	756,633	1,003,200	172,194	152,573	530,042	509,383

End of Period	$836,176	$756,633	$196,533	$172,194	$612,506	$530,042

CHANGES IN UNITS OUTSTANDING:
Units Issued	83,924	7,305	75	116	33	16,430
Units Redeemed	(87,547)	(20,794)	-	-	(624)	(17,937)

Net Increase (Decrease)	(3,624)	(13,489)	75	116	(591)	(1,507)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$4,559	$18,205	$1,138	$1,616	$(4,000)	$58,397
Net Realized Gain (Loss) On Investments	19,634	3,646	1,362	158	(1,282)	(10,184)
Change In Net Unrealized Appreciation (Depreciation) On Investments	(46,628)	(1,132)	7,030	2,705	(21,403)	(64,779)

Increase (Decrease) In Net Assets Resulting from Operations	(22,435)	20,719	9,531	4,479	(26,685)	(16,567)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	4	31,560	-	-	4	-
Transfers For Contract Benefits And Terminations	-	(2,300)	-	-	-	(95,281)
Net Transfers	20,545	191,507	(868)	(6,786)	9,248	10,287
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	20,549	220,767	(868)	(6,786)	9,251	(84,994)

Total Increase (Decrease) in Net Assets	(1,886)	241,485	8,663	(2,307)	(17,434)	(101,561)

Beginning of Period	442,305	200,820	65,342	67,649	606,311	707,872

End of Period	$440,419	$442,305	$74,005	$65,342	$588,878	$606,311

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,864	20,377	213	923	2,548	1,818
Units Redeemed	(122)	(1,281)	(285)	(1,344)	(1,630)	(9,011)

Net Increase (Decrease)	1,742	19,096	(73)	(421)	918	(7,193)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PUTNAM VT MULTI-CAP CORE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$477	$263	$454	$292	$(61,087)	$(26,857)
Net Realized Gain (Loss) On Investments	26,480	5,031	1,340	(4,966)	(2)	(17,354)
Change In Net Unrealized Appreciation (Depreciation) On Investments	19,887	22,438	24,939	5,176	2	(91)

Increase (Decrease) In Net Assets Resulting from Operations	46,843	27,732	26,733	502	(61,087)	(44,303)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	60,529	-	-	60,105	1,997,180
Transfers For Contract Benefits And Terminations	-	(33,762)	-	-	(1,113,793)	(3,087,776)
Net Transfers	(35,795)	17,306	(14,289)	7,869	(219,472)	2,621,133
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	2,351	-	63,194	35,898

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(35,795)	44,074	(11,938)	7,869	(1,209,967)	1,566,435

Total Increase (Decrease) in Net Assets	11,048	71,806	14,795	8,371	(1,271,055)	1,522,132

Beginning of Period	167,015	95,209	99,856	91,485	9,413,824	7,891,692

End of Period	$178,063	$167,015	$114,651	$99,856	$8,142,769	$9,413,824

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	6,266	1	1,197	1,547,759	2,218,530
Units Redeemed	(1,507)	(3,496)	(701)	(546)	(1,662,348)	(2,046,721)

Net Increase (Decrease)	(1,507)	2,770	(700)	652	(114,588)	171,810

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$133,964	$117,139	$601	$1,345	$(741)	$7,526
Net Realized Gain (Loss) On Investments	3,079,210	1,340,477	4,821	(10,322)	1,645	848
Change In Net Unrealized Appreciation (Depreciation) On Investments	2,831,725	1,908,531	705	(3,345)	59,102	42,968

Increase (Decrease) In Net Assets Resulting from Operations	6,044,899	3,366,147	6,128	(12,322)	60,006	51,342

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	388,063	1,171,999	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(1,633,846)	-	(4,260)	-	(2,585)
Net Transfers	(1,510,882)	(2,654,591)	(42,792)	(89,322)	-	(18)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	133,332	9,150	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(989,487)	(3,107,288)	(42,792)	(93,582)	-	(2,603)

Total Increase (Decrease) in Net Assets	5,055,412	258,859	(36,665)	(105,904)	60,006	48,739

Beginning of Period	22,795,533	22,536,674	98,884	204,788	612,170	563,431

End of Period	$27,850,944	$22,795,533	$62,220	$98,884	$672,177	$612,170

CHANGES IN UNITS OUTSTANDING:
Units Issued	331,970	377,211	-	3,738	-	-
Units Redeemed	(351,913)	(524,168)	(3,165)	(13,124)	(372)	(307)

Net Increase (Decrease)	(19,943)	(146,957)	(3,165)	(9,386)	(372)	(307)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(20)	$2,684	$(2,477)	$(948)	$(1,544)	$(834)
Net Realized Gain (Loss) On Investments	277	25,336	24,383	17,938	37,672	16,270
Change In Net Unrealized Appreciation (Depreciation) On Investments	5,193	(8,077)	16,783	45,919	(6,670)	45,073

Increase (Decrease) In Net Assets Resulting from Operations	5,449	19,942	38,689	62,910	29,458	60,509

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	128,853	-	-
Transfers For Contract Benefits And Terminations	-	(185,908)	-	(3,441)	-	-
Net Transfers	3,318	(71)	(6,426)	9,555	(68,685)	80,407
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	3,318	(185,979)	(6,426)	134,967	(68,685)	80,407

Total Increase (Decrease) in Net Assets	8,767	(166,036)	32,263	197,876	(39,227)	140,916

Beginning of Period	41,868	207,904	317,838	119,962	293,823	152,907

End of Period	$50,635	$41,868	$350,102	$317,838	$254,596	$293,823

CHANGES IN UNITS OUTSTANDING:
Units Issued	256	-	52	6,522	719	3,864
Units Redeemed	(88)	(12,771)	(308)	(209)	(3,364)	-

Net Increase (Decrease)	169	(12,771)	(256)	6,313	(2,645)	3,864

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,979	$3,921	$(1,927)	$23,154	$(26)	$612
Net Realized Gain (Loss) On Investments	1,719	1,714	(498)	(1,501)	80	1,104
Change In Net Unrealized Appreciation (Depreciation) On Investments	3,478	(8,879)	(15,454)	(39,024)	7,449	(3,335)

Increase (Decrease) In Net Assets Resulting from Operations	7,176	(3,244)	(17,878)	(17,371)	7,502	(1,618)

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	56,565	-	-
Transfers For Contract Benefits And Terminations	-	(32,914)	-	(4,414)	-	-
Net Transfers	(41,777)	(6)	9,657	5,949	-	(6,041)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(41,777)	(32,920)	9,657	58,100	-	(6,041)

Total Increase (Decrease) in Net Assets	(34,601)	(36,164)	(8,222)	40,730	7,502	(7,660)

Beginning of Period	158,877	195,041	316,899	276,169	35,443	43,103

End of Period	$124,276	$158,877	$308,677	$316,899	$42,946	$35,443

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	1,117	6,518	-	-
Units Redeemed	(3,070)	(2,575)	(56)	(465)	-	(613)

Net Increase (Decrease)	(3,070)	(2,575)	1,060	6,052	-	(613)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$16,415	$10,566	$(484)	$535	$(1,183)	$(390)
Net Realized Gain (Loss) On Investments	10,505	12,432	16,516	(22,493)	21,183	32,726
Change In Net Unrealized Appreciation (Depreciation) On Investments	(46,648)	68,670	68,071	52,658	63,216	48,081

Increase (Decrease) In Net Assets Resulting from Operations	(19,728)	91,668	84,104	30,699	83,217	80,417

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	-
Transfers For Contract Benefits And Terminations	-	(158,146)	-	(73,192)	-	(7,255)
Net Transfers	(9,345)	36,854	(12,436)	61,651	(23,126)	(169,903)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	2,264	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(9,345)	(121,293)	(12,436)	(11,541)	(20,862)	(177,158)

Total Increase (Decrease) in Net Assets	(29,073)	(29,625)	71,668	19,159	62,355	(96,741)

Beginning of Period	1,010,489	1,040,114	313,338	294,179	318,476	415,217

End of Period	981,416	$1,010,489	$385,005	$313,338	$380,831	$318,476

CHANGES IN UNITS OUTSTANDING:
Units Issued	2,663	3,079	19	1,481	-	625
Units Redeemed	(3,283)	(11,190)	(239)	(2,562)	(438)	(9,956)

Net Increase (Decrease)	(620)	(8,112)	(220)	(1,081)	(438)	(9,331)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	TOUCHSTONE VST SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(936)	$(515)	$(519)	$200	$10,994	$9,997
Net Realized Gain (Loss) On Investments	10,999	(848)	7,901	(22,805)	1,250	(4,853)
Change In Net Unrealized Appreciation (Depreciation) On Investments	24,469	24,822	13,185	43,838	(26,456)	14,673

Increase (Decrease) In Net Assets Resulting from Operations	34,532	23,460	20,567	21,233	(14,212)	19,817

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	-	-	-	-	137,620
Transfers For Contract Benefits And Terminations	-	(27,498)	-	(26,825)	-	(47,654)
Net Transfers	(41,995)	(11,056)	(11,764)	11,946	4,511	(33,395)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	8,243	38,764

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(41,995)	(38,554)	(11,764)	(14,879)	12,754	95,335

Total Increase (Decrease) in Net Assets	(7,463)	(15,093)	8,804	6,354	(1,458)	115,152

Beginning of Period	160,570	175,663	109,904	103,550	338,071	222,919

End of Period	$153,107	$160,570	$118,708	$109,904	$336,613	$338,071

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	138	1,031	2,622	3,529	11,270
Units Redeemed	(849)	(1,185)	(1,888)	(3,704)	(3,141)	(6,862)

Net Increase (Decrease)	(849)	(1,047)	(856)	(1,082)	389	4,408

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,013	$3,906	$208	$2,575	$1,913	$5,725
Net Realized Gain (Loss) On Investments	68,553	13,934	6,633	20,316	40,446	81,987
Change In Net Unrealized Appreciation (Depreciation) On Investments	57,988	64,072	59,429	671	76,063	42,835

Increase (Decrease) In Net Assets Resulting from Operations	127,553	81,911	66,270	23,562	118,421	130,546

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	3	432,109	-	83,821	-	51,268
Transfers For Contract Benefits And Terminations	-	(5,161)	-	(313)	-	(424,355)
Net Transfers	(106,002)	(8,362)	(18,861)	(2,061)	(10,489)	215,768
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(105,999)	418,586	(18,861)	81,447	(10,489)	(157,318)

Total Increase (Decrease) in Net Assets	21,554	500,497	47,409	105,009	107,932	(26,773)

Beginning of Period	677,534	177,037	237,142	132,133	514,981	541,754

End of Period	$699,088	$677,534	$284,551	$237,142	$622,914	$514,981

CHANGES IN UNITS OUTSTANDING:
Units Issued	42	21,312	552	5,882	387	28,615
Units Redeemed	(4,365)	(863)	(1,677)	(177)	(977)	(34,927)

Net Increase (Decrease)	(4,323)	20,449	(1,126)	5,705	(590)	(6,312)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$3,932	$6,090	$(1,363)	$743
Net Realized Gain (Loss) On Investments	9,894	(1,955)	24,861	28,865
Change In Net Unrealized Appreciation (Depreciation) On Investments	80,510	(17,819)	30,031	47,505

Increase (Decrease) In Net Assets Resulting from Operations	94,336	(13,683)	53,529	77,114

CONTRACT TRANSACTIONS:
Proceeds From Units Sold	-	49,743	-	39,308
Transfers For Contract Benefits And Terminations	-	(102,760)	-	(1,796)
Net Transfers	(7,583)	15,844	(15,914)	7,677
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(7,583)	(37,173)	(15,914)	45,189

Total Increase (Decrease) in Net Assets	86,753	(50,857)	37,616	122,302

Beginning of Period	237,686	288,543	396,421	274,119

End of Period	$324,440	$237,686	$434,037	$396,421

CHANGES IN UNITS OUTSTANDING:
Units Issued	518	10,812	-	2,986
Units Redeemed	(866)	(13,203)	(678)	(129)

Net Increase (Decrease)	(348)	(2,391)	(678)	2,858

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. The value of the separate account at any time is allocated among contract holders based on the number and value of their accumulation units representing their interest in the separate account. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The outbreak of the novel strain of coronavirus, specifically identified as COVID-19, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies". The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account's investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels::

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity's own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2021, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers to the Company.

2. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$31,997	$50,499
AB VPS International Growth Portfolio	18,721	8,587
AB VPS International Value Portfolio	-	12,622
AB VPS Large Cap Growth Portfolio	267,594	117,602
AB VPS Small/Mid Cap Value Portfolio	14,533	10,196
Alger Capital Appreciation Portfolio	264,743	7,634
Alger Large Cap Growth Portfolio	5,759	57,020
Alger Mid Cap Growth Portfolio	5,845	6,395
American Century Investments VP Balanced Fund	3,342,610	3,427,957
American Century Investments VP Disclipine Core Value Fund	63,597	99,694
American Century Investments VP International Fund	-	27,474
American Century Investments VP Mid Cap Value Fund	68,766	54,828
American Century Investments VP Value Fund	149,813	182,795
American Funds IS Global Growth Fund	835	8,169
American Funds IS Growth-Income Fund	-	4,001
American Funds IS New World Fund	7	21,755
Blackrock Global Allocation VI Fund	46,425	11,948
BNY Mellon Ip Midcap Stock Portfolio	-	13,933
BNY Mellon VIF Appreciation Portfolio	3,136	94,628
Clearbridge Variable Large Cap Growth Portfolio	5,571	15,815
Clearbridge Variable Mid Cap Portfolio	20,412	6,333
Clearbridge Variable Small Cap Growth Portfolio	38,187	7,101
Columbia Variable Portfolio - Emerging Markets Fund	2,698	1,179
Columbia Variable Portfolio - Large Cap Growth Fund	20,277	123,116
Columbia Variable Portfolio - Seligman Global Technology Fund	226,891	223,603
Columbia Variable Portfolio - Small Cap Value Fund	11,458	1,956
Delaware VIP Emerging Markets Series	15,173	7,668
Delaware VIP International Series	4,410	2,063
Delaware VIP Small Cap Value Series	24,816	80,630
Delaware VIP SMID Cap Core Series	1,529	13,242
Delaware VIP Value Series	2,413	6,256
Dimensional Va Us Targeted Value Portfolio	5,064	10,723
DWS Capital Growth VIP	355,740	805,422
DWS Core Equity VIP	1,114	16,527
DWS Croci® U.S. VIP	11,328	9,934
DWS Small Cap Index VIP	274,322	236,605
DWS Small Mid Cap Growth VIP	1,507	-
DWS Small Mid Cap Value VIP	1,406	48,923
Federated Fund For U.S. Government Securities Fund II	186,881	177,219

Investment Division	Purchases	Sales
Federated Hermes Managed Volatility Fund II	$-	$4,210
Franklin Small Cap Value VIP Fund	8,384	72,507
Great-West Aggressive Profile Fund	650,822	648,801
Great-West Bond Index Fund	20,747	160,907
Great-West Conservative Profile Fund	-	47,248
Great-West International Index Fund	3,830	125,674
Great-West Mid Cap Value Fund	570	4,174
Great-West Moderate Profile Fund	-	130,253
Great-West Moderately Aggressive Profile Fund	-	2,951
Great-West Moderately Conservative Profile Fund	-	46,907
Great-West Multi- Sector Bond Fund	116,662	25,914
Great-West Real Estate Index Fund	50,984	27,645
Great-West Securefoundation® Balanced Fund	203,276	1,592,463
Great-West T. Rowe Price Mid Cap Growth Fund	550	1,845
Invesco Oppenheimer V.I. Global Fund	19,349	106,477
Invesco Oppenheimer V.I. International Growth Fund	167	164,188
Invesco Oppenheimer V.I. Main Street Small Cap Fund	61,733	31,928
Invesco V.I. Comstock Fund	21,121	3,040
Invesco V.I. Core Equity Fund	-	4,967
Invesco V.I. Growth & Income Fund	-	119,599
Invesco V.I. High Yield Fund	460	484
Invesco V.I. International Growth Fund	24,918	9,586
Invesco V.I. Mid Cap Core Equity Fund	-	1,749
Invesco V.I. Small Cap Equity Fund	6,655	-
Invesco V.I. Technology Fund	-	101,409
Ivy VIP International Core Equity	-	12,427
Janus Henderson VIT Balanced Portfolio Service Shares	2,006,568	2,105,302
Janus Henderson VIT Flexible Bond Portfolio	75,336	150,255
Janus Henderson VIT Flexible Bond Portfolio Service Shares	275,203	184,928
Janus Henderson VIT Global Research Portfolio	-	44,306
Janus Henderson VIT Global Technology and Innovation Portfolio	744	5,304
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	163,784	113,199
Janus Henderson VIT Overseas Portfolio	68	15,559
Janus Henderson VIT Overseas Portfolio Service Shares	51,742	21,235
Janus Henderson VIT Research Portfolio	-	4,516
Jpmorgan Insurance Trust Small Cap Core Portfolio	9,955	296
Lazard Retirement Emerging Markets Equity Portfolio	65,574	54,093
Lazard Retirement Short Duration Income Portfolio	3,912	2,607
LVIP Baron Growth Opportunities Fund	93,454	318,501
MFS VIT II International Intrinsic Value Portfolio	38,141	205,434
MFS VIT III Mid Cap Value Portfolio	-	6,983
MFS VIT Utilities Series	-	2,906
Morgan Stanley VIF U.S. Real Estate Portfolio	-	95,747
NVIT Mid Cap Index Fund	25,456	243,418
Pimco VIT Commodity Real Return Strategy Portfolio	15,731	23,218
Pimco VIT Emerging Markets Bond Portfolio	467	-

Investment Division	Purchases	Sales
Pimco VIT High Yield Portfolio	$98,371	$78,972
Pimco VIT Low Duration Portfolio	162,794	200,028
Pimco VIT Real Return Portfolio	201,062	92
Pimco VIT Total Return Portfolio	301,454	504,877
Pioneer Fund VCT Portfolio	60	20,235
Pioneer Mid Cap Value VCT Portfolio	4,000	14,258
Pioneer Select Mid Cap Growth VCT Portfolio	9,560	85,525
Prudential Series Fund Equity Portfolio	5,684	19,894
Putnam VT Equity Income Fund	1,679,333	1,804,936
Putnam VT Global Asset Allocation Fund	1,200	-
Putnam VT Global Health Care Fund	1,000	18,457
Putnam VT Income Fund	21,997	1,448
Putnam VT International Value Fund	2,717	3,585
Putnam VT Mortgage Securities Fund	28,386	19,135
Putnam VT Multi-Cap Core Fund	-	35,795
Royce Capital Fund - Small-Cap Portfolio	-	14,289
Schwab Government Money Market Portfolio	15,636,620	16,873,948
Schwab S&P 500 Index Portfolio	8,539,537	9,668,871
Schwab VIT Balanced Portfolio	-	42,792
Schwab VIT Balanced With Growth Portfolio	-	5,433
Schwab VIT Growth Portfolio	4,301	1,363
T. Rowe Price Health Sciences Portfolio	1,436	8,511
T. Rowe Price Health Sciences Portfolio Class II	20,000	88,685
Templeton Foreign VIP Fund	-	41,777
Templeton Global Bond VIP Fund	10,103	515
Touchstone VST Bond Fund	39,015	48,360
Touchstone VST Common Stock Fund	1,000	13,436
Touchstone VST Common Stock Fund Class SC	-	23,126
Touchstone VST Small Company Fund	4	41,998
Van Eck VIP Global Hard Assets Fund	12,000	23,764
Van Eck VIP Unconstrained Emerging Markets Bond Fund	45,743	41,454
Vanguard VIF Capital Growth Portfolio	1,126	109,004
Vanguard VIF Diversified Value Portfolio	9,153	29,150
Vanguard VIF Mid-Cap Index Portfolio	7,511	19,170
Vanguard VIF Real Estate Index Portfolio	7,645	15,484
Vanguard VIF Small Company Growth Portfolio	-	16,573
All Spring VT Discovery Fund	-	116,843
All Spring VT Opportunity Fund	-	25,354

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract Maintenance Charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Contract Benefits and Terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from Units Sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recognized as Mortality and Expense Risk in the Statement of Operations of the applicable Investment Division.

Optional GLWB Rider Benefit Fee

The Company may deduct a quarterly charge equal to a maximum annual rate of 1.50% from the net assets in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. If applicable, this charge is recognized as Contract Maintenance Fees on the Statement of Operations of the applicable Investment Division.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.       FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AB VPS GROWTH AND INCOME PORTFOLIO
2021	14	$32.03	to	$20.71	$324	0.77%	0.49%	to	0.49%	27.07%	to	24.10%
2020	14	$25.21	to	$16.69	$275	1.68%	0.49%	to	0.85%	1.84%	to	2.22%
2019	9	$24.75	to	$16.33	$176	1.25%	0.49%	to	0.85%	22.87%	to	23.30%
2018	9	$20.14	to	$13.24	$144	0.97%	0.49%	to	0.85%	(6.41)%	to	(6.07)%
2017	7	$21.52	to	$14.02	$126	1.61%	0.65%	to	0.85%	17.92%	to	18.16%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2021	12	$25.67	to	$14.74	$299	0.00%	0.49%	to	0.49%	7.33%	to	4.65%
2020	12	$23.92	to	$14.08	$269	1.42%	0.65%	to	0.85%	28.81%	to	29.07%
2019	17	$18.57	to	$10.91	$306	0.60%	0.65%	to	0.85%	26.45%	to	26.70%
2018	21	$14.68	to	$8.61	$295	0.70%	0.65%	to	0.85%	(18.11)%	to	(17.95)%
2017	18	$17.93	to	$10.49	$312	0.87%	0.65%	to	0.85%	33.89%	to	34.16%
AB VPS INTERNATIONAL VALUE PORTFOLIO
2021	6	$9.75	to	$8.48	$60	1.83%	0.65%	to	0.65%	10.14%	to	7.39%
2020	8	$8.85	to	$7.90	$66	2.03%	0.65%	to	0.85%	1.58%	to	1.80%
2019	11	$8.71	to	$7.76	$90	0.92%	0.65%	to	0.85%	16.15%	to	16.38%
2018	11	$7.50	to	$6.67	$82	1.52%	0.65%	to	0.85%	(23.45)%	to	(23.29)%
2017	11	$9.80	to	$8.69	$108	2.26%	0.65%	to	0.85%	24.37%	to	24.61%
AB VPS LARGE CAP GROWTH PORTFOLIO
2021	16	$56.96	to	$38.40	$753	0.00%	0.49%	to	0.49%	29.82%	to	24.87%
2020	12	$43.88	to	$30.75	$446	0.00%	0.49%	to	0.85%	34.35%	to	34.82%
2019	8	$32.66	to	$22.81	$244	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	8	$24.09	to	$16.76	$166	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	5	$15.99	to	$23.53	$121	0.00%	0.65%	to	0.85%	33.38%	to	33.65%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2021	8	$34.44	to	$18.87	$259	0.78%	0.49%	to	0.49%	34.80%	to	33.04%
2020	8	$25.55	to	$14.19	$187	1.28%	0.65%	to	0.85%	2.49%	to	2.72%
2019	16	$24.93	to	$13.81	$319	0.59%	0.65%	to	0.85%	19.08%	to	19.32%
2018	18	$20.93	to	$11.58	$306	0.52%	0.65%	to	0.85%	(15.76)%	to	(15.58)%
2017	16	$24.85	to	$13.79	$351	0.47%	0.49%	to	0.85%	12.20%	to	12.60%
ALGER CAPITAL APPRECIATION PORTFOLIO
2021	17	$28.87	to	$28.18	$491	0.00%	0.49%	to	0.49%	18.54%	to	15.73%
2020	7	$24.35	to	$24.35	$159	0.00%	0.49%	to	0.49%	41.08%	to	41.08%
2019	3	$17.26	to	$17.26	$59	0.00%	0.49%	to	0.49%	32.93%	to	32.93%
2018	4	$12.99	to	$12.99	$49	0.07%	0.49%	to	0.49%	(0.59)%	to	(0.59)%
2017	5	$12.94	to	$13.06	$59	0.23%	0.49%	to	0.85%	29.96%	to	30.44%
ALGER LARGE CAP GROWTH PORTFOLIO
2021	31	$86.91	to	$31.72	$2,545	0.00%	0.49%	to	0.49%	10.90%	to	(23.68)%
2020	32	$78.37	to	$41.56	$2,289	0.19%	0.65%	to	0.85%	65.61%	to	65.97%
2019	36	$47.32	to	$25.04	$1,595	0.00%	0.65%	to	0.85%	26.35%	to	26.60%
2018	38	$37.45	to	$19.78	$1,324	0.00%	0.65%	to	0.85%	1.34%	to	1.55%
2017	40	$36.96	to	$19.48	$1,381	0.00%	0.65%	to	0.85%	27.38%	to	27.63%
ALGER MID CAP GROWTH PORTFOLIO
2021	11	$56.97	to	$26.55	$483	0.00%	0.49%	to	0.49%	3.32%	to	0.90%
2020	12	$55.14	to	$26.32	$468	0.00%	0.49%	to	0.85%	63.23%	to	63.87%
2019	12	$33.78	to	$16.06	$298	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	14	$26.15	to	$12.39	$274	0.00%	0.49%	to	0.85%	(8.24)%	to	(7.91)%
2017	16	$28.50	to	$13.46	$368	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
ALL SPRING VT DISCOVERY FUND
2021	4	$49.17	to	$27.37	$136	0.00%	0.49%	to	0.49%	(3.23)%	to	(8.05)%
2020	7	$50.81	to	$29.77	$263	0.00%	0.49%	to	0.85%	61.26%	to	61.86%
2019	3	$31.51	to	$32.25	$96	0.00%	0.65%	to	0.85%	37.84%	to	38.12%
2018	1	$22.86	to	$23.35	$31	0.00%	0.65%	to	0.85%	(7.85)%	to	(7.67)%
2017	1	$14.19	to	$25.29	$35	0.00%	0.65%	to	0.85%	28.04%	to	28.30%

                                            (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALL SPRING VT OMEGA GROWTH FUND
2021	5	$32.12	to	$30.55	$158	0.00%	0.65%	to	0.65%	15.76%	to	12.48%
2020	5	$27.75	to	$27.16	$138	0.00%	0.65%	to	0.85%	42.00%	to	42.28%
2019	5	$19.54	to	$19.09	$100	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	6	$14.38	to	$14.02	$87	0.00%	0.65%	to	0.85%	(0.59)%	to	(0.38)%
2017	6	$14.47	to	$14.08	$93	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
ALL SPRING VT OPPORTUNITY FUND
2021	5	$40.70	to	$23.93	$200	0.04%	0.49%	to	0.49%	23.72%	to	(22.13)%
2020	6	$32.90	to	$30.73	$181	0.47%	0.65%	to	0.85%	19.97%	to	20.24%
2019	6	$27.42	to	$25.56	$162	0.27%	0.65%	to	0.85%	30.36%	to	30.60%
2018	6	$21.03	to	$19.57	$130	0.19%	0.65%	to	0.85%	(7.94)%	to	(7.75)%
2017	7	$22.85	to	$21.22	$180	0.78%	0.65%	to	0.85%	19.42%	to	19.66%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2021	1	$21.79	to	$21.35	$21	4.99%	0.49%	to	0.49%	24.80%	to	22.27%
2020	1	$17.46	to	$17.46	$17	14.72%	0.65%	to	0.65%	8.84%	to	8.84%
2019	1	$16.04	to	$16.04	$16	0.00%	0.65%	to	0.65%	39.44%	to	39.44%
2018	1	$11.50	to	$11.50	$11	5.74%	0.65%	to	0.65%	(12.79)%	to	(12.79)%
2017	1	$13.19	to	$13.19	$13	2.95%	0.65%	to	0.65%	24.68%	to	24.68%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2021	45	$33.52	to	$17.58	$949	0.83%	0.49%	to	0.49%	14.79%	to	13.29%
2020	44	$29.20	to	$15.52	$836	1.17%	0.65%	to	0.85%	11.59%	to	11.80%
2019	68	$26.17	to	$14.01	$1,169	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
2018	67	$22.02	to	$11.74	$973	1.10%	0.49%	to	0.85%	(4.65)%	to	(4.30)%
2017	48	$23.10	to	$12.20	$832	1.44%	0.65%	to	0.85%	12.95%	to	13.18%
AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND
2021	43	$31.31	to	$20.71	$958	1.07%	0.49%	to	0.49%	26.00%	to	19.73%
2020	44	$24.85	to	$17.30	$804	2.18%	0.49%	to	0.85%	10.86%	to	11.26%
2019	42	$15.24	to	$15.55	$665	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
2018	37	$12.40	to	$12.61	$475	2.24%	0.49%	to	0.85%	(7.66)%	to	(7.33)%
2017	5	$13.43	to	$13.60	$89	2.27%	0.49%	to	0.85%	19.46%	to	19.90%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2021	14	$35.58	to	$16.36	$350	0.15%	0.49%	to	0.49%	7.83%	to	5.30%
2020	15	$33.00	to	$15.54	$340	0.49%	0.49%	to	0.85%	24.81%	to	25.28%
2019	14	$26.44	to	$12.40	$253	0.85%	0.49%	to	0.85%	27.33%	to	27.80%
2018	12	$20.76	to	$9.63	$183	1.30%	0.65%	to	0.85%	(15.95)%	to	(15.77)%
2017	10	$24.70	to	$11.44	$199	0.81%	0.65%	to	0.85%	30.10%	to	30.36%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2021	12	$47.20	to	$19.33	$378	1.03%	0.49%	to	0.49%	25.09%	to	19.12%
2020	12	$37.73	to	$16.23	$297	1.80%	0.49%	to	0.85%	0.25%	to	0.60%
2019	12	$37.64	to	$16.13	$315	1.92%	0.49%	to	0.85%	27.90%	to	28.36%
2018	12	$29.43	to	$12.56	$257	1.27%	0.49%	to	0.85%	(13.70)%	to	(13.39)%
2017	14	$34.10	to	$14.51	$338	1.44%	0.49%	to	0.85%	10.53%	to	10.92%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2021	138	$41.12	to	$18.36	$3,791	1.74%	0.49%	to	0.49%	23.46%	to	20.56%
2020	135	$33.31	to	$15.23	$2,979	2.53%	0.49%	to	0.85%	0.11%	to	0.51%
2019	138	$33.27	to	$15.15	$3,001	2.15%	0.49%	to	0.85%	25.96%	to	26.41%
2018	96	$26.41	to	$11.99	$1,844	1.70%	0.49%	to	0.85%	(9.92)%	to	(9.59)%
2017	69	$29.32	to	$13.26	$1,732	1.67%	0.49%	to	0.85%	7.83%	to	8.21%
AMERICAN FUNDS IS BOND FUND
2021	4	$10.40	to	$10.34	$45	1.41%	0.49%	to	0.49%	(0.69)%	to	(1.28)%
2020	4	$10.47	to	$10.47	$45	1.95%	0.65%	to	0.65%	4.70%	to	4.70%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS GLOBAL GROWTH FUND
2021	8		$26.51	to	$26.11	$208	0.58%	0.49%	to	0.49%	17.69%	to	14.40%
2020	8		$22.53	to	$22.83	$186	0.65%	0.49%	to	0.69%	29.88%	to	30.14%
2019	8		$17.54	to	$17.54	$148	1.36%	0.49%	to	0.49%	34.95%	to	34.95%
2018	9		$13.00	to	$13.00	$115	0.97%	0.49%	to	0.49%	(9.26)%	to	(9.26)%
2017	5		$14.32	to	$14.32	$71	1.13%	0.49%	to	0.49%	31.16%	to	31.16%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2021	12		$16.48	to	$16.27	$193	0.96%	0.49%	to	0.49%	23.85%	to	21.58%
2020	12		$13.31	to	$13.38	$160	1.45%	0.49%	to	0.69%	12.47%	to	12.71%
2019	6		$11.84	to	$11.87	$68	1.24%	0.49%	to	0.65%	25.04%	to	25.22%
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2021	0	*	$13.63	to	$13.50	$6	2.44%	0.49%	to	0.49%	(1.98)%	to	(2.91)%
2020	0	*	$13.91	to	$13.91	$6	0.73%	0.49%	to	0.49%	13.45%	to	13.45%
2019	0	*	$12.26	to	$12.26	$5	1.71%	0.49%	to	0.49%	22.30%	to	22.30%
AMERICAN FUNDS IS NEW WORLD FUND
2021	11		$18.85	to	$18.47	$200	0.83%	0.49%	to	0.49%	5.38%	to	2.29%
2020	12		$17.89	to	$18.06	$209	0.09%	0.49%	to	0.69%	22.73%	to	23.00%
2019	7		$14.68	to	$14.68	$102	0.96%	0.49%	to	0.49%	28.51%	to	28.51%
2018	7		$11.42	to	$11.42	$83	0.97%	0.49%	to	0.49%	(14.46)%	to	(14.46)%
2017	4		$13.28	to	$13.36	$53	1.39%	0.49%	to	0.85%	28.34%	to	28.82%
BLACKROCK GLOBAL ALLOCATION VI FUND
2021	21		$15.97	to	$15.52	$329	0.94%	0.49%	to	0.49%	7.64%	to	3.29%
2020	19		$14.83	to	$15.03	$277	0.93%	0.49%	to	0.69%	20.19%	to	20.42%
2019	32		$12.34	to	$12.48	$399	1.23%	0.49%	to	0.69%	17.18%	to	17.41%
2018	41		$10.53	to	$10.63	$436	1.17%	0.49%	to	0.69%	(7.98)%	to	(7.80)%
2017	23		$11.45	to	$11.61	$270	1.25%	0.65%	to	0.69%	13.07%	to	13.12%
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2021	29		$44.96	to	$18.20	$590	0.61%	0.49%	to	0.49%	24.82%	to	21.89%
2020	30		$36.02	to	$14.94	$483	0.90%	0.49%	to	0.85%	7.18%	to	7.60%
2019	31		$33.61	to	$13.88	$467	0.64%	0.49%	to	0.85%	19.17%	to	19.60%
2018	32		$28.20	to	$11.61	$404	0.22%	0.49%	to	0.85%	(16.21)%	to	(15.90)%
2017	4		$33.66	to	$13.80	$102	0.93%	0.49%	to	0.85%	14.41%	to	14.81%
BNY MELLON VIF APPRECIATION PORTFOLIO
2021	20		$44.30	to	$25.96	$841	0.43%	0.49%	to	0.49%	26.06%	to	(17.41)%
2020	22		$35.14	to	$31.44	$750	0.87%	0.65%	to	0.85%	22.66%	to	22.89%
2019	28		$28.65	to	$25.58	$767	1.11%	0.65%	to	0.85%	34.94%	to	35.21%
2018	19		$21.23	to	$18.92	$396	1.24%	0.65%	to	0.85%	(7.65)%	to	(7.47)%
2017	21		$22.99	to	$20.45	$490	1.34%	0.65%	to	0.85%	26.26%	to	26.51%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2021	10		$42.56	to	$25.87	$302	0.48%	0.49%	to	0.49%	24.57%	to	22.94%
2020	10		$34.17	to	$21.04	$242	0.79%	0.65%	to	0.85%	23.57%	to	23.86%
2019	15		$27.65	to	$16.99	$279	0.94%	0.65%	to	0.85%	28.03%	to	28.28%
2018	12		$21.60	to	$13.58	$184	0.79%	0.65%	to	0.85%	(5.50)%	to	(5.31)%
2017	13		$22.85	to	$14.34	$214	0.75%	0.65%	to	0.85%	18.70%	to	18.94%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2021	13		$19.85	to	$19.59	$247	0.00%	0.49%	to	0.49%	21.99%	to	20.26%
2020	13		$16.27	to	$16.29	$213	0.00%	0.65%	to	0.69%	29.84%	to	29.90%
2019	3		$12.54	to	$12.54	$41	0.23%	0.65%	to	0.65%	31.31%	to	31.31%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2021	5	$21.05	to	$20.63	$102	0.02%	0.49%	to	0.49%	30.25%	to	26.43%
2020	4	$16.16	to	$16.31	$69	0.45%	0.65%	to	0.85%	14.38%	to	14.64%
2019	3	$14.23	to	$14.23	$39	0.63%	0.65%	to	0.65%	32.09%	to	32.09%
2018	3	$10.78	to	$10.78	$28	0.50%	0.65%	to	0.65%	(13.09)%	to	(13.09)%
2017	3	$12.40	to	$12.40	$32	0.44%	0.65%	to	0.65%	12.07%	to	12.07%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2021	5	$25.92	to	$25.31	$139	0.00%	0.49%	to	0.49%	13.34%	to	10.40%
2020	4	$22.87	to	$22.93	$96	0.00%	0.65%	to	0.69%	42.28%	to	42.31%
2019	4	$16.11	to	$16.11	$64	0.00%	0.65%	to	0.65%	26.05%	to	26.05%
2018	8	$12.78	to	$12.78	$99	0.00%	0.65%	to	0.65%	2.77%	to	2.77%
2017	6	$12.44	to	$12.44	$70	0.00%	0.65%	to	0.65%	23.46%	to	23.46%
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(Effective date 4/30/2020)
2021	1	$14.77	to	$14.68	$13	0.78%	0.49%	to	0.49%	(7.80)%	to	(8.36)%
2020	1	$16.02	to	$16.02	$12	0.00%	0.69%	to	0.69%	60.18%	to	60.18%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
2021	52	$29.40	to	$28.81	$1,531	0.00%	0.49%	to	0.49%	29.89%	to	25.14%
2020	56	$22.64	to	$23.02	$1,280	0.00%	0.49%	to	0.85%	33.31%	to	33.76%
2019	58	$16.98	to	$17.21	$999	0.00%	0.49%	to	0.85%	34.39%	to	34.86%
2018	57	$12.64	to	$12.76	$732	0.00%	0.49%	to	0.85%	(4.95)%	to	(4.60)%
2017	14	$13.30	to	$13.34	$184	0.00%	0.65%	to	0.85%	26.76%	to	27.01%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2021	26	$73.85	to	$54.95	$1,822	0.29%	0.49%	to	0.49%	40.51%	to	34.29%
2020	27	$52.56	to	$40.92	$1,332	0.00%	0.49%	to	0.85%	44.56%	to	45.11%
2019	24	$36.36	to	$28.20	$832	0.00%	0.49%	to	0.85%	53.66%	to	54.22%
2018	31	$23.66	to	$18.29	$729	0.00%	0.49%	to	0.85%	(9.23)%	to	(8.90)%
2017	32	$26.07	to	$20.08	$813	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2021	3	$41.88	to	$18.65	$130	0.52%	0.49%	to	0.49%	30.98%	to	(43.01)%
2020	3	$31.98	to	$32.73	$93	0.35%	0.65%	to	0.85%	7.66%	to	7.90%
2019	3	$29.70	to	$30.33	$87	0.30%	0.65%	to	0.85%	19.96%	to	20.20%
2018	4	$24.76	to	$25.24	$98	0.15%	0.65%	to	0.85%	(18.86)%	to	(18.70)%
2017	4	$30.51	to	$31.04	$121	0.15%	0.65%	to	0.85%	13.02%	to	13.25%
DELAWARE VIP EMERGING MARKETS SERIES
2021	25	$15.33	to	$14.41	$368	0.32%	0.49%	to	0.49%	(2.15)%	to	(5.93)%
2020	24	$15.67	to	$15.32	$373	0.87%	0.49%	to	0.85%	23.99%	to	24.43%
2019	29	$12.64	to	$12.31	$357	0.68%	0.49%	to	0.85%	21.59%	to	22.02%
2018	26	$10.39	to	$10.08	$268	2.67%	0.49%	to	0.85%	(16.52)%	to	(16.22)%
2017	11	$12.45	to	$12.04	$137	0.10%	0.49%	to	0.85%	39.36%	to	39.87%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2021	9	$10.82	to	$10.78	$98	0.95%	0.49%	to	0.49%	6.35%	to	5.94%
2020	9	$10.18	to	$10.18	$90	0.00%	0.49%	to	0.69%	1.77%	to	1.78%
DELAWARE VIP SMALL CAP VALUE SERIES
2021	16	$55.55	to	$18.77	$577	0.86%	0.49%	to	0.49%	33.28%	to	30.15%
2020	17	$41.68	to	$14.42	$476	1.43%	0.49%	to	0.85%	(2.73)%	to	(2.37)%
2019	18	$42.85	to	$14.77	$552	1.06%	0.49%	to	0.85%	27.06%	to	27.51%
2018	19	$33.73	to	$11.58	$460	0.84%	0.49%	to	0.85%	(17.43)%	to	(17.13)%
2017	23	$40.84	to	$13.98	$691	0.81%	0.49%	to	0.85%	11.11%	to	11.50%

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DELAWARE VIP SMID CAP CORE SERIES
2021	9	$43.66	to	$22.53	$285	0.96%	0.49%	to	0.49%	23.49%	to	19.27%
2020	9	$35.36	to	$18.89	$244	0.59%	0.49%	to	0.85%	10.15%	to	10.52%
2019	12	$32.10	to	$17.09	$286	0.53%	0.49%	to	0.85%	28.53%	to	29.00%
2018	13	$24.97	to	$13.25	$233	0.17%	0.49%	to	0.85%	(12.87)%	to	(12.55)%
2017	9	$28.66	to	$15.15	$206	0.29%	0.49%	to	0.85%	17.64%	to	18.06%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2021	16	$15.55	to	$15.29	$249	5.74%	0.49%	to	0.49%	22.72%	to	19.79%
2020	16	$12.67	to	$12.77	$208	2.27%	0.49%	to	0.69%	(0.30)%	to	(0.11)%
2019	8	$12.71	to	$12.78	$103	0.28%	0.49%	to	0.69%	19.14%	to	19.38%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2021	10	$19.45	to	$19.16	$188	1.44%	0.49%	to	0.49%	40.84%	to	36.90%
2020	10	$13.81	to	$13.99	$140	2.15%	0.49%	to	0.69%	3.27%	to	3.51%
2019	9	$13.52	to	$13.52	$124	1.39%	0.49%	to	0.49%	21.96%	to	21.96%
2018	8	$11.09	to	$11.09	$90	1.05%	0.49%	to	0.49%	(16.28)%	to	(16.28)%
2017	5	$13.25	to	$13.25	$71	1.39%	0.49%	to	0.49%	9.23%	to	9.23%
DWS CAPITAL GROWTH VIP
2021	36	$54.28	to	$34.20	$1,843	0.24%	0.49%	to	0.49%	21.74%	to	20.14%
2020	47	$44.59	to	$28.46	$1,914	0.51%	0.65%	to	0.85%	37.88%	to	38.11%
2019	41	$32.34	to	$20.61	$1,258	0.43%	0.65%	to	0.85%	35.97%	to	36.25%
2018	41	$23.79	to	$15.12	$933	0.70%	0.65%	to	0.85%	(2.44)%	to	(2.24)%
2017	42	$24.38	to	$15.47	$977	0.73%	0.65%	to	0.85%	25.23%	to	25.48%
DWS CORE EQUITY VIP
2021	14	$40.12	to	$25.66	$428	0.77%	0.49%	to	0.49%	27.68%	to	21.33%
2020	15	$31.42	to	$21.15	$357	1.40%	0.49%	to	0.85%	15.14%	to	15.59%
2019	14	$27.29	to	$18.30	$285	1.07%	0.49%	to	0.85%	29.20%	to	29.66%
2018	13	$21.12	to	$14.12	$223	1.63%	0.49%	to	0.85%	(6.49)%	to	(6.15)%
2017	11	$22.59	to	$15.04	$213	1.08%	0.49%	to	0.85%	20.00%	to	20.43%
DWS CROCI® U.S. VIP
2021	5	$24.28	to	$14.29	$110	1.89%	0.49%	to	0.49%	25.62%	to	(4.47)%
2020	4	$19.33	to	$14.96	$85	2.41%	0.65%	to	0.85%	(12.92)%	to	(12.72)%
2019	7	$22.20	to	$17.14	$161	1.91%	0.65%	to	0.85%	31.83%	to	32.09%
2018	13	$16.84	to	$12.98	$224	2.50%	0.65%	to	0.85%	(11.26)%	to	(11.07)%
2017	15	$18.97	to	$14.59	$284	1.50%	0.65%	to	0.85%	21.84%	to	22.10%
DWS GLOBAL SMALL CAP VIP
2021	6	$14.81	to	$14.42	$85	0.36%	0.49%	to	0.49%	15.42%	to	12.31%
2020	6	$12.84	to	$12.84	$75	0.86%	0.65%	to	0.65%	16.58%	to	16.58%
2019	6	$11.01	to	$11.01	$64	0.00%	0.65%	to	0.65%	20.50%	to	20.50%
2018	12	$9.05	to	$9.19	$107	0.28%	0.49%	to	0.85%	(21.19)%	to	(20.90)%
2017	12	$11.48	to	$11.62	$138	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
DWS SMALL CAP INDEX VIP
2021	54	$53.23	to	$20.01	$1,427	0.73%	0.49%	to	0.49%	13.53%	to	10.87%
2020	51	$46.89	to	$18.05	$1,222	1.20%	0.49%	to	0.85%	18.43%	to	18.84%
2019	63	$39.59	to	$15.19	$1,243	1.16%	0.49%	to	0.85%	24.16%	to	24.61%
2018	58	$31.89	to	$12.19	$1,111	0.95%	0.49%	to	0.85%	(11.99)%	to	(11.67)%
2017	54	$36.23	to	$13.80	$1,246	0.89%	0.49%	to	0.85%	13.37%	to	13.78%
DWS SMALL MID CAP GROWTH VIP
2021	1	$21.52	to	$20.94	$24	0.04%	0.49%	to	0.49%	13.24%	to	10.19%
2020	1	$19.01	to	$19.01	$20	0.05%	0.65%	to	0.65%	30.72%	to	30.72%
2019	1	$14.54	to	$14.54	$15	0.00%	0.65%	to	0.65%	21.62%	to	21.62%
2018	1	$11.95	to	$11.95	$12	0.00%	0.65%	to	0.65%	(14.15)%	to	(14.15)%
2017	1	$13.92	to	$13.92	$14	0.00%	0.65%	to	0.65%	21.34%	to	21.34%

                                          (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DWS SMALL MID CAP VALUE VIP
2021	5	$26.08	to	$16.21	$131	1.47%	0.49%	to	0.49%	29.40%	to	(19.06)%
2020	7	$20.15	to	$20.02	$140	1.51%	0.65%	to	0.85%	(1.64)%	to	(1.47)%
2019	7	$19.85	to	$20.32	$149	0.72%	0.65%	to	0.85%	20.49%	to	20.73%
2018	7	$17.01	to	$16.83	$126	1.38%	0.65%	to	0.85%	(16.73)%	to	(16.57)%
2017	8	$20.42	to	$20.17	$162	0.72%	0.65%	to	0.85%	9.59%	to	9.81%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
2021	193	$21.17	to	$10.88	$2,534	1.97%	0.49%	to	0.49%	(2.87)%	to	(5.15)%
2020	189	$21.80	to	$11.47	$2,594	2.51%	0.49%	to	0.85%	4.34%	to	4.71%
2019	153	$20.89	to	$10.95	$2,198	1.59%	0.49%	to	0.85%	5.00%	to	5.38%
2018	92	$19.90	to	$10.39	$1,482	2.37%	0.49%	to	0.85%	(0.40)%	to	(0.04)%
2017	85	$19.98	to	$10.40	$1,423	2.39%	0.49%	to	0.85%	1.07%	to	1.43%
FEDERATED HERMES MANAGED VOLATILITY FUND II
2021	3	$30.75	to	$30.75	$114	1.77%	0.85%	to	0.85%	17.50%	to	17.50%
2020	4	$26.17	to	$26.17	$93	2.73%	0.85%	to	0.85%	0.08%	to	0.08%
2019	4	$26.15	to	$26.15	$106	2.07%	0.85%	to	0.85%	19.21%	to	19.21%
2018	4	$21.94	to	$21.94	$92	1.55%	0.85%	to	0.85%	(9.27)%	to	(9.27)%
2017	1	$24.18	to	$24.18	$31	3.84%	0.85%	to	0.85%	17.11%	to	17.11%
FRANKLIN SMALL CAP VALUE VIP FUND
2021	29	$30.07	to	$18.14	$677	1.00%	0.49%	to	0.49%	27.31%	to	21.39%
2020	32	$23.62	to	$14.94	$598	1.63%	0.49%	to	0.85%	4.29%	to	4.64%
2019	32	$22.65	to	$14.28	$578	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	36	$18.08	to	$11.35	$540	0.77%	0.49%	to	0.85%	(13.62)%	to	(13.31)%
2017	24	$20.93	to	$13.10	$482	0.54%	0.49%	to	0.85%	9.71%	to	10.11%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2021	-	$14.95	to	$14.76	$-	0.00%	0.49%	to	0.49%	18.87%	to	18.43%
2020	-	$12.58	to	$12.46	$598	1.63%	0.49%	to	0.85%	11.82%	to	10.76%
2019	12	$11.25	to	$11.25	$136	2.14%	0.65%	to	0.65%	25.28%	to	25.28%
2018	14	$8.98	to	$8.98	$122	2.60%	0.65%	to	0.65%	(10.17)%	to	(10.17)%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2021	84	$11.34	to	$11.19	$947	0.80%	0.49%	to	0.49%	(2.34)%	to	(4.15)%
2020	96	$11.61	to	$11.67	$1,117	1.54%	0.49%	to	0.69%	6.41%	to	6.69%
2019	60	$10.91	to	$10.94	$653	1.22%	0.49%	to	0.69%	7.34%	to	7.56%
2018	4	$10.16	to	$10.17	$36	0.66%	0.49%	to	0.65%	1.63%	to	1.75%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2021	132	$12.29	to	$12.12	$1,608	2.43%	0.49%	to	0.49%	6.29%	to	4.89%
2020	136	$11.56	to	$11.56	$1,568	2.39%	0.65%	to	0.65%	7.52%	to	7.52%
2019	72	$10.75	to	$10.75	$776	2.20%	0.65%	to	0.65%	10.81%	to	10.81%
2018	72	$9.70	to	$9.70	$696	2.91%	0.6%	to	0.6%	(2.98)%	to	(2.98)%
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2021	4	$12.59	to	$12.47	$48	0.86%	0.49%	to	0.49%	10.50%	to	9.44%
2020	13	$11.39	to	$11.39	$152	12.48%	0.65%	to	0.69%	6.78%	to	6.85%
2019	1	$10.67	to	$10.67	$16	2.42%	0.65%	to	0.65%	6.66%	to	6.66%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 4/30/2018)
2021	4	$13.10	to	$12.93	$54	2.14%	0.49%	to	0.49%	8.41%	to	6.99%
2020	4	$12.09	to	$12.09	$50	1.98%	0.65%	to	0.65%	20.86%	to	20.86%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 4/30/2018)
2021	5	$13.28	to	$13.11	$71	2.30%	0.49%	to	0.49%	9.10%	to	7.66%
2020	5	$12.17	to	$12.17	$66	2.08%	0.65%	to	0.65%	21.74%	to	21.74%

                                          (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2025 FUND
(Effective date 4/30/2018)
2021	4	$13.59	to	$13.41	$53	2.18%	0.49%	to	0.49%	10.09%	to	8.65%
2020	4	$12.34	to	$12.34	$48	0.32%	0.65%	to	0.65%	23.44%	to	23.44%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 2020)
2021	2	$13.89	to	$13.70	$25	2.53%	0.49%	to	0.49%	11.53%	to	10.06%
2020	2	$12.45	to	$12.45	$23	2.26%	0.65%	to	0.65%	24.51%	to	24.51%
GREAT-WEST MID CAP VALUE FUND
2021	3	$17.92	to	$17.56	$45	16.63%	0.49%	to	0.49%	30.51%	to	26.92%
2020	3	$13.73	to	$13.84	$38	0.82%	0.49%	to	0.65%	(0.99)%	to	(0.82)%
2019	3	$13.87	to	$13.95	$38	0.18%	0.49%	to	0.65%	19.72%	to	19.91%
2018	3	$11.59	to	$11.64	$32	4.49%	0.49%	to	0.65%	(12.88)%	to	(12.74)%
2017	3	$13.30	to	$13.33	$37	9.12%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2021	245	$13.57	to	$13.39	$3,317	3.37%	0.49%	to	0.49%	11.91%	to	9.97%
2020	255	$12.12	to	$12.17	$3,099	1.69%	0.49%	to	0.65%	10.50%	to	10.67%
2019	246	$10.97	to	$11.00	$2,707	1.43%	0.49%	to	0.65%	16.76%	to	16.94%
2018	9	$9.39	to	$9.39	$85	2.19%	0.65%	to	0.65%	(6.06)%	to	(6.06)%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2021	8	$14.02	to	$13.84	$118	4.52%	0.49%	to	0.49%	14.18%	to	12.68%
2020	8	$12.28	to	$12.28	$104	2.19%	0.65%	to	0.65%	11.06%	to	11.06%
2019	9	$11.06	to	$11.06	$97	1.24%	0.65%	to	0.65%	19.56%	to	19.56%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2021	126	$12.88	to	$12.71	$1,654	3.03%	0.49%	to	0.49%	9.06%	to	7.63%
2020	130	$11.81	to	$11.81	$1,534	1.56%	0.65%	to	0.65%	8.83%	to	8.83%
2019	59	$10.85	to	$10.85	$643	2.14%	0.65%	to	0.65%	13.71%	to	13.71%
2018	20	$9.54	to	$9.54	$191	1.95%	0.65%	to	0.65%	(4.61)%	to	(4.61)%
GREAT-WEST MULTI- SECTOR BOND FUND
2021	100	$12.85	to	$12.59	$1,287	2.39%	0.49%	to	0.49%	2.10%	to	(1.63)%
2020	93	$12.59	to	$12.80	$1,193	3.62%	0.49%	to	0.85%	8.17%	to	8.59%
2019	81	$11.79	to	$11.79	$955	1.66%	0.49%	to	0.49%	11.19%	to	11.19%
2018	82	$10.61	to	$10.61	$871	3.08%	0.49%	to	0.49%	(3.58)%	to	(3.58)%
2017	10	$11.00	to	$11.00	$115	2.25%	0.49%	to	0.49%	5.76%	to	5.76%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2021	11	$13.31	to	$13.24	$145	0.65%	0.65%	to	0.65%	43.37%	to	42.61%
2020	8	$9.29	to	$9.29	$78	1.79%	0.65%	to	0.65%	(12.14)%	to	(12.14)%
2019	8	$10.57	to	$10.57	$89	0.00%	0.65%	to	0.65%	5.73%	to	5.73%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2021	1,154	$17.05	to	$16.59	$19,419	2.02%	0.49%	to	0.49%	13.23%	to	7.60%
2020	1,239	$15.06	to	$15.42	$18,891	2.32%	0.49%	to	0.85%	12.97%	to	13.39%
2019	1,251	$13.33	to	$13.60	$16,852	1.99%	0.49%	to	0.85%	16.80%	to	17.22%
2018	1,259	$11.41	to	$11.52	$14,496	1.99%	0.65%	to	0.85%	(6.13)%	to	(5.94)%
2017	1,301	$12.16	to	$12.25	$15,931	2.05%	0.65%	to	0.85%	11.99%	to	12.21%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2021	4	$20.20	to	$19.86	$83	0.18%	0.49%	to	0.49%	15.13%	to	12.35%
2020	4	$17.55	to	$17.68	$74	0.00%	0.49%	to	0.69%	23.26%	to	23.53%
2019	14	$14.25	to	$14.31	$201	0.01%	0.49%	to	0.65%	30.43%	to	30.64%
2018	17	$10.93	to	$10.96	$186	0.09%	0.49%	to	0.65%	(2.97)%	to	(2.80)%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2021	10	$20.49	to	$15.03	$182	0.00%	0.49%	to	0.49%	12.31%	to	6.72%
2020	21	$18.25	to	$14.08	$321	1.03%	0.49%	to	0.85%	20.43%	to	20.95%
2019	25	$15.15	to	$11.64	$317	1.11%	0.49%	to	0.85%	27.52%	to	27.97%
2018	28	$11.88	to	$9.10	$302	0.87%	0.49%	to	0.85%	(20.10)%	to	(19.81)%
2017	28	$14.87	to	$11.35	$386	1.48%	0.49%	to	0.85%	25.22%	to	25.67%
INVESCO V.I. COMSTOCK FUND
2021	10	$33.37	to	$18.67	$297	1.93%	0.49%	to	0.49%	32.23%	to	(17.43)%
2020	9	$25.24	to	$22.61	$210	1.82%	0.65%	to	0.85%	(1.69)%	to	(1.50)%
2019	22	$25.67	to	$14.52	$451	1.92%	0.65%	to	0.85%	24.24%	to	24.49%
2018	22	$20.66	to	$11.67	$361	1.65%	0.65%	to	0.85%	(12.91)%	to	(12.73)%
2017	20	$23.73	to	$13.45	$416	1.79%	0.49%	to	0.85%	16.85%	to	17.28%
INVESCO V.I. CORE EQUITY FUND
2021	3	$50.49	to	$50.49	$248	0.67%	0.85%	to	0.85%	26.66%	to	26.66%
2020	3	$39.87	to	$39.87	$129	1.49%	0.85%	to	0.85%	12.87%	to	12.87%
2019	3	$35.32	to	$35.32	$114	0.94%	0.85%	to	0.85%	27.87%	to	27.87%
2018	3	$27.62	to	$27.62	$92	0.80%	0.85%	to	0.85%	(10.16)%	to	(10.16)%
2017	4	$30.74	to	$30.74	$137	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
INVESCO V.I. GLOBAL FUND
2021	31	$61.17	to	$22.30	$1,268	0.00%	0.49%	to	0.49%	14.51%	to	11.83%
2020	32	$53.41	to	$19.94	$1,195	0.76%	0.49%	to	0.85%	26.57%	to	27.00%
2019	33	$42.20	to	$15.70	$958	0.91%	0.49%	to	0.85%	30.67%	to	31.14%
2018	38	$32.30	to	$11.97	$962	0.96%	0.49%	to	0.85%	(13.92)%	to	(13.61)%
2017	41	$37.52	to	$13.78	$1,238	0.93%	0.65%	to	0.85%	35.51%	to	35.78%
INVESCO V.I. GROWTH & INCOME FUND
2021	21	$34.24	to	$18.80	$555	1.50%	0.49%	to	0.49%	27.42%	to	24.43%
2020	25	$26.87	to	$15.11	$539	2.34%	0.49%	to	0.85%	1.24%	to	1.62%
2019	32	$26.54	to	$14.87	$703	1.03%	0.49%	to	0.85%	24.13%	to	24.57%
2018	83	$21.38	to	$11.94	$1,325	2.16%	0.49%	to	0.85%	(14.12)%	to	(13.81)%
2017	70	$24.90	to	$13.85	$1,401	1.66%	0.49%	to	0.85%	13.35%	to	13.76%
INVESCO V.I. HIGH YIELD FUND
2021	11	$26.72	to	$12.42	$139	4.79%	0.49%	to	0.49%	3.50%	to	1.07%
2020	11	$25.82	to	$12.28	$134	6.54%	0.49%	to	0.85%	2.46%	to	2.79%
2019	10	$25.20	to	$11.95	$131	4.87%	0.49%	to	0.85%	12.55%	to	12.95%
2018	13	$22.39	to	$10.58	$169	5.31%	0.49%	to	0.85%	(4.18)%	to	(3.83)%
2017	12	$23.37	to	$11.00	$162	3.80%	0.49%	to	0.85%	5.40%	to	5.79%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2021	29	$20.71	to	$14.22	$570	1.30%	0.49%	to	0.49%	4.99%	to	(16.05)%
2020	28	$19.72	to	$16.94	$529	2.59%	0.65%	to	0.85%	13.03%	to	13.28%
2019	31	$11.98	to	$14.95	$507	1.58%	0.65%	to	0.85%	27.48%	to	27.74%
2018	31	$9.40	to	$11.71	$405	2.07%	0.65%	to	0.85%	(15.73)%	to	(15.53)%
2017	35	$16.23	to	$11.30	$522	1.44%	0.49%	to	0.85%	21.96%	to	22.40%
INVESCO V.I. MAIN STREET SMALL CAP FUND
2021	11	$22.36	to	$21.74	$254	0.37%	0.49%	to	0.49%	24.95%	to	18.67%
2020	10	$17.89	to	$18.32	$182	0.66%	0.49%	to	0.85%	18.90%	to	19.37%
2019	6	$15.05	to	$15.35	$84	0.16%	0.49%	to	0.85%	25.40%	to	25.86%
2018	7	$12.15	to	$12.19	$83	0.29%	0.49%	to	0.85%	(11.09)%	to	(10.80)%
2017	6	$13.50	to	$13.67	$81	0.91%	0.49%	to	0.85%	13.19%	to	13.60%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. MID CAP CORE EQUITY FUND
2021	4	$34.49	to	$17.59	$140	0.45%	0.49%	to	0.49%	25.33%	to	(37.53)%
2020	4	$27.52	to	$28.17	$115	0.80%	0.65%	to	0.85%	8.34%	to	8.54%
2019	3	$25.40	to	$25.95	$85	0.47%	0.65%	to	0.85%	24.21%	to	24.47%
2018	4	$20.45	to	$20.85	$75	0.52%	0.65%	to	0.85%	(12.10)%	to	(11.92)%
2017	4	$23.27	to	$23.67	$93	0.63%	0.65%	to	0.85%	13.95%	to	14.17%
INVESCO V.I. SMALL CAP EQUITY FUND
2021	5	$45.96	to	$19.72	$146	0.17%	0.49%	to	0.49%	22.45%	to	16.68%
2020	5	$37.53	to	$16.90	$116	0.40%	0.49%	to	0.85%	26.16%	to	26.57%
2019	5	$29.75	to	$13.35	$92	0.00%	0.49%	to	0.85%	25.53%	to	25.98%
2018	8	$23.70	to	$10.60	$106	0.00%	0.49%	to	0.85%	(15.81)%	to	(15.53)%
2017	3	$28.15	to	$12.55	$69	0.00%	0.49%	to	0.85%	13.10%	to	13.51%
INVESCO V.I. TECHNOLOGY FUND
2021	23	$34.51	to	$12.55	$290	0.00%	0.49%	to	0.49%	15.20%	to	13.44%
2020	30	$29.96	to	$11.07	$352	0.00%	0.85%	to	0.85%	44.88%	to	44.85%
2019	31	$7.64	to	$7.64	$235	0.00%	0.85%	to	0.85%	34.73%	to	34.73%
2018	46	$5.67	to	$15.35	$274	0.00%	0.85%	to	0.85%	(1.31)%	to	(1.30)%
2017	50	$15.55	to	$5.74	$303	0.00%	0.85%	to	0.85%	33.99%	to	33.99%
IVY VIP INTERNATIONAL CORE EQUITY
2021	13	$12.99	to	$12.69	$169	1.06%	0.49%	to	0.49%	14.65%	to	10.93%
2020	14	$11.33	to	$11.44	$160	3.14%	0.49%	to	0.65%	6.52%	to	6.68%
2019	60	$10.64	to	$10.72	$646	1.68%	0.49%	to	0.65%	17.93%	to	18.11%
2018	10	$9.02	to	$9.08	$91	0.66%	0.49%	to	0.65%	(18.35)%	to	(18.22)%
2017	4	$11.10	to	$11.10	$44	0.75%	0.49%	to	0.49%	22.56%	to	22.56%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2021	10	$45.69	to	$20.41	$362	0.91%	0.49%	to	0.49%	16.20%	to	14.85%
2020	10	$39.32	to	$17.77	$311	2.76%	0.49%	to	0.85%	13.35%	to	13.79%
2019	7	$34.69	to	$15.62	$226	1.44%	0.49%	to	0.85%	21.55%	to	21.99%
2018	18	$28.54	to	$28.54	$506	2.17%	0.85%	to	0.85%	(0.18)%	to	(0.18)%
2017	19	$28.59	to	$28.59	$534	1.62%	0.85%	to	0.85%	17.43%	to	17.43%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2021	193	$31.83	to	$19.79	$4,688	0.67%	0.65%	to	0.65%	15.92%	to	14.40%
2020	200	$27.46	to	$17.30	$4,124	2.56%	0.65%	to	0.85%	13.04%	to	13.29%
2019	177	$24.29	to	$15.27	$3,344	1.77%	0.65%	to	0.85%	21.24%	to	21.48%
2018	141	$20.03	to	$12.57	$2,316	1.79%	0.65%	to	0.85%	(0.42)%	to	(0.22)%
2017	131	$20.12	to	$12.60	$2,213	1.39%	0.65%	to	0.85%	17.14%	to	17.37%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2021	170	$26.09	to	$12.10	$2,197	2.03%	0.49%	to	0.49%	(1.74)%	to	(2.88)%
2020	172	$26.55	to	$12.46	$2,283	3.12%	0.49%	to	0.85%	9.55%	to	9.98%
2019	183	$24.24	to	$11.33	$2,262	3.46%	0.49%	to	0.85%	8.65%	to	9.03%
2018	157	$22.31	to	$10.39	$1,823	3.60%	0.49%	to	0.85%	(1.84)%	to	(1.49)%
2017	48	$22.73	to	$10.55	$722	2.94%	0.49%	to	0.85%	2.74%	to	3.12%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2021	98	$17.73	to	$11.74	$1,574	1.59%	0.65%	to	0.65%	(1.95)%	to	(32.55)%
2020	88	$18.08	to	$17.40	$1,518	2.52%	0.65%	to	0.85%	9.32%	to	9.59%
2019	107	$10.95	to	$15.88	$1,700	2.63%	0.65%	to	0.85%	8.36%	to	8.57%
2018	134	$15.27	to	$10.20	$1,979	2.67%	0.65%	to	0.85%	(2.13)%	to	(1.92)%
2017	145	$15.60	to	$10.40	$2,189	2.45%	0.65%	to	0.85%	2.48%	to	2.69%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2021	25	$43.88	to	$20.94	$816	0.52%	0.49%	to	0.49%	17.09%	to	15.58%
2020	27	$37.47	to	$18.12	$738	0.91%	0.65%	to	0.85%	19.04%	to	19.28%
2019	26	$31.48	to	$15.33	$623	0.97%	0.49%	to	0.85%	27.95%	to	28.42%
2018	27	$24.60	to	$11.94	$501	1.12%	0.49%	to	0.85%	(7.66)%	to	(7.33)%
2017	23	$26.64	to	$12.81	$489	0.78%	0.65%	to	0.85%	25.95%	to	26.21%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO
2021	7	$47.42	to	$46.70	$324	0.21%	0.49%	to	0.49%	19.00%	to	15.67%
2020	7	$39.85	to	$40.38	$280	0.00%	0.49%	to	0.69%	50.16%	to	50.48%
2019	4	$26.83	to	$26.83	$107	0.49%	0.49%	to	0.49%	44.47%	to	44.47%
2018	9	$18.41	to	$18.58	$160	0.96%	0.49%	to	0.69%	0.49%	to	0.69%
2017	5	$18.32	to	$18.45	$87	0.00%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
2021	14	$47.61	to	$45.31	$636	0.11%	0.65%	to	0.65%	22.69%	to	15.22%
2020	12	$38.81	to	$39.32	$490	0.00%	0.65%	to	0.85%	49.43%	to	49.75%
2019	9	$25.97	to	$27.18	$248	0.55%	0.65%	to	0.85%	43.59%	to	43.88%
2018	14	$18.71	to	$18.25	$254	1.01%	0.65%	to	0.85%	0.05%	to	0.25%
2017	12	$18.70	to	$18.20	$223	0.00%	0.65%	to	0.85%	43.69%	to	43.98%
JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2021	1	$36.41	to	$36.41	$45	1.12%	0.85%	to	0.85%	12.62%	to	12.62%
2020	2	$32.33	to	$32.33	$55	1.50%	0.85%	to	0.85%	15.31%	to	15.31%
2019	2	$28.04	to	$28.04	$48	1.78%	0.85%	to	0.85%	25.94%	to	25.94%
2018	3	$22.26	to	$22.26	$57	1.72%	0.85%	to	0.85%	(15.67)%	to	(15.67)%
2017	3	$26.40	to	$26.40	$86	1.65%	0.85%	to	0.85%	30.01%	to	30.01%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2021	19	$13.67	to	$13.67	$262	1.10%	0.85%	to	0.85%	12.33%	to	12.33%
2020	17	$12.17	to	$12.17	$206	1.35%	0.85%	to	0.85%	15.03%	to	15.03%
2019	16	$10.58	to	$10.58	$168	1.88%	0.85%	to	0.85%	25.64%	to	25.64%
2018	25	$8.42	to	$8.42	$212	1.82%	0.85%	to	0.85%	(15.86)%	to	(15.86)%
2017	28	$10.01	to	$10.01	$284	1.57%	0.85%	to	0.85%	29.69%	to	29.69%
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2021	8	$69.21	to	$69.21	$565	0.10%	0.85%	to	0.85%	19.31%	to	19.31%
2020	8	$58.01	to	$58.01	$444	0.59%	0.85%	to	0.85%	31.83%	to	31.83%
2019	8	$44.00	to	$44.00	$343	0.46%	0.85%	to	0.85%	34.37%	to	34.37%
2018	8	$32.74	to	$32.74	$259	0.55%	0.85%	to	0.85%	(3.40)%	to	(3.40)%
2017	8	$33.90	to	$33.90	$271	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2021	3	$21.01	to	$20.31	$54	0.47%	0.49%	to	0.49%	24.49%	to	17.56%
2020	2	$16.88	to	$17.28	$37	1.04%	0.49%	to	0.85%	12.73%	to	13.08%
2019	2	$14.97	to	$15.28	$33	0.40%	0.49%	to	0.85%	23.52%	to	23.97%
2018	2	$12.12	to	$12.32	$27	0.38%	0.49%	to	0.85%	(12.68)%	to	(12.36)%
2017	2	$13.88	to	$14.06	$33	0.33%	0.49%	to	0.85%	14.26%	to	14.66%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2021	60	$19.39	to	$10.38	$967	1.86%	0.49%	to	0.49%	7.25%	to	2.13%
2020	59	$18.08	to	$10.16	$913	2.90%	0.49%	to	0.85%	(2.11)%	to	(1.75)%
2019	59	$18.47	to	$10.34	$917	0.83%	0.49%	to	0.85%	17.14%	to	17.56%
2018	78	$15.77	to	$8.80	$1,041	1.92%	0.49%	to	0.85%	(19.25)%	to	(18.96)%
2017	74	$19.53	to	$10.85	$1,243	1.96%	0.49%	to	0.85%	26.75%	to	27.20%
LORD ABBETT SHORT DURATION INCOME PORTFOLIO
(Effective date 4/30/2020)
2021	1	$10.57	to	$10.51	$15	2.13%	0.49%	to	0.49%	0.27%	to	(0.33)%
2020	1	$10.55	to	$10.55	$14	3.24%	0.69%	to	0.69%	5.46%	to	5.46%
LVIP BARON GROWTH OPPORTUNITIES FUND
2021	29	$92.05	to	$26.86	$1,842	0.00%	0.49%	to	0.49%	17.71%	to	14.91%
2020	31	$78.20	to	$23.38	$1,745	0.00%	0.49%	to	0.85%	32.95%	to	33.42%
2019	30	$58.82	to	$17.52	$1,497	0.00%	0.49%	to	0.85%	35.23%	to	35.73%
2018	30	$43.50	to	$12.91	$1,163	0.00%	0.49%	to	0.85%	(4.75)%	to	(4.40)%
2017	37	$45.67	to	$13.50	$1,505	0.00%	0.49%	to	0.85%	26.16%	to	26.62%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2021	47		$40.86	to	$19.09	$1,393	0.14%	0.49%	to	0.49%	12.15%	to	6.78%
2020	51		$36.44	to	$17.87	$1,432	0.85%	0.49%	to	0.85%	19.19%	to	19.64%
2019	59		$30.57	to	$14.94	$1,470	1.27%	0.49%	to	0.85%	24.59%	to	25.05%
2018	82		$24.54	to	$11.95	$1,590	0.88%	0.49%	to	0.85%	(10.49)%	to	(10.17)%
2017	91		$27.41	to	$13.30	$2,110	1.23%	0.49%	to	0.85%	25.75%	to	26.20%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2021	18		$16.96	to	$16.67	$301	0.80%	0.49%	to	0.49%	31.11%	to	28.18%
2020	18		$12.93	to	$13.01	$237	1.34%	0.49%	to	0.65%	3.22%	to	3.32%
2019	19		$12.53	to	$12.59	$241	1.30%	0.49%	to	0.65%	30.27%	to	30.48%
2018	20		$9.62	to	$9.65	$191	1.19%	0.49%	to	0.65%	(12.03)%	to	(11.88)%
2017	2		$10.94	to	$10.95	$23	0.11%	0.49%	to	0.65%	9.35%	to	9.47%
MFS VIT UTILITIES SERIES
2021	24		$23.46	to	$15.51	$500	1.54%	0.49%	to	0.49%	15.99%	to	10.24%
2020	24		$20.23	to	$14.07	$446	2.44%	0.49%	to	0.85%	4.74%	to	5.09%
2019	26		$19.31	to	$13.39	$452	3.73%	0.49%	to	0.85%	23.74%	to	24.19%
2018	23		$10.61	to	$15.94	$367	1.12%	0.65%	to	0.85%	(0.05)%	to	0.15%
2017	18		$15.61	to	$15.92	$277	4.12%	0.65%	to	0.85%	13.52%	to	13.76%
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2021	9		$62.81	to	$62.81	$585	1.94%	0.85%	to	0.85%	38.62%	to	38.62%
2020	11		$45.31	to	$45.31	$488	2.94%	0.85%	to	0.85%	(17.56)%	to	(17.56)%
2019	12		$54.96	to	$54.96	$681	1.92%	0.85%	to	0.85%	17.93%	to	17.93%
2018	17		$46.60	to	$46.60	$780	2.67%	0.85%	to	0.85%	(8.50)%	to	(8.50)%
2017	18		$50.93	to	$50.93	$937	1.54%	0.85%	to	0.85%	2.24%	to	2.24%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2021	0	*	$24.55	to	$15.89	$1	0.26%	0.49%	to	0.49%	33.86%	to	(13.36)%
2020	0	*	$18.34	to	$18.34	$736	0.22%	0.85%	to	0.85%	(3.66)%	to	(3.66)%
2019	1		$19.04	to	$19.04	$16	0.23%	0.85%	to	0.85%	15.45%	to	15.45%
2018	1		$16.49	to	$16.49	$14	0.23%	0.85%	to	0.85%	(16.20)%	to	(16.20)%
2017	1		$19.68	to	$19.68	$19	0.49%	0.85%	to	0.85%	15.36%	to	15.36%
NVIT MID CAP INDEX FUND
2021	34		$57.53	to	$20.77	$1,178	1.06%	0.49%	to	0.49%	22.95%	to	20.08%
2020	44		$46.79	to	$17.30	$1,141	1.07%	0.49%	to	0.85%	11.88%	to	12.25%
2019	47		$41.82	to	$15.41	$1,060	1.17%	0.49%	to	0.85%	24.35%	to	24.80%
2018	49		$33.63	to	$12.34	$970	1.17%	0.49%	to	0.85%	(12.32)%	to	(12.00)%
2017	42		$38.36	to	$14.03	$1,057	0.92%	0.49%	to	0.85%	14.60%	to	15.01%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2021	20		$8.10	to	$7.87	$163	4.27%	0.49%	to	0.49%	36.16%	to	28.84%
2020	21		$5.95	to	$6.11	$128	6.97%	0.49%	to	0.85%	0.49%	to	0.93%
2019	20		$5.99	to	$6.05	$123	4.51%	0.49%	to	0.69%	10.66%	to	10.90%
2018	20		$5.41	to	$5.46	$110	2.06%	0.49%	to	0.69%	(14.73)%	to	(14.55)%
2017	21		$6.35	to	$6.39	$132	7.36%	0.49%	to	0.69%	1.47%	to	1.65%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2021	9		$11.53	to	$11.34	$99	4.48%	0.49%	to	0.49%	(3.04)%	to	(4.63)%
2020	9		$11.89	to	$11.89	$102	5.03%	0.49%	to	0.49%	6.20%	to	6.20%
2019	2		$11.20	to	$11.20	$21	4.42%	0.49%	to	0.49%	14.20%	to	14.20%
2018	2		$9.81	to	$9.81	$19	3.40%	0.49%	to	0.49%	(5.20)%	to	(5.20)%
PIMCO VIT HIGH YIELD PORTFOLIO
2021	118		$26.77	to	$13.45	$1,961	4.45%	0.49%	to	0.49%	2.75%	to	0.32%
2020	116		$26.06	to	$13.41	$1,885	5.22%	0.49%	to	0.85%	4.85%	to	5.24%
2019	115		$24.85	to	$12.74	$1,773	4.90%	0.49%	to	0.85%	13.75%	to	14.19%
2018	51		$21.85	to	$11.16	$920	5.09%	0.49%	to	0.85%	(3.48)%	to	(3.13)%
2017	46		$22.63	to	$11.52	$912	4.84%	0.49%	to	0.85%	5.71%	to	6.08%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIMCO VIT LOW DURATION PORTFOLIO
2021	262	$13.75	to	$10.26	$3,210	0.52%	0.49%	to	0.49%	(1.77)%	to	(4.07)%
2020	263	$14.00	to	$10.70	$3,301	1.30%	0.49%	to	0.85%	2.11%	to	2.47%
2019	267	$13.71	to	$10.44	$3,316	2.75%	0.49%	to	0.85%	3.14%	to	3.52%
2018	249	$13.29	to	$10.08	$3,033	1.92%	0.49%	to	0.85%	(0.51)%	to	(0.15)%
2017	252	$13.36	to	$10.10	$3,085	1.34%	0.49%	to	0.85%	0.50%	to	0.85%
PIMCO VIT REAL RETURN PORTFOLIO
2021	37	$12.55	to	$12.22	$455	5.03%	0.49%	to	0.49%	5.89%	to	3.48%
2020	20	$11.85	to	$11.81	$231	1.55%	0.49%	to	0.85%	10.78%	to	11.19%
2019	13	$10.70	to	$10.62	$136	1.66%	0.49%	to	0.85%	7.52%	to	7.90%
2018	13	$9.95	to	$9.84	$129	2.56%	0.49%	to	0.85%	(3.04)%	to	(2.69)%
2017	13	$10.27	to	$10.12	$132	2.24%	0.49%	to	0.85%	2.78%	to	3.15%
PIMCO VIT TOTAL RETURN PORTFOLIO
2021	303	$18.61	to	$11.86	$4,525	1.82%	0.49%	to	0.49%	(2.10)%	to	(4.41)%
2020	311	$19.01	to	$12.41	$4,822	2.31%	0.49%	to	0.85%	7.74%	to	8.08%
2019	338	$17.64	to	$11.48	$4,830	3.00%	0.49%	to	0.85%	7.44%	to	7.84%
2018	301	$16.42	to	$10.64	$4,126	2.55%	0.49%	to	0.85%	(1.38)%	to	(1.02)%
2017	279	$16.65	to	$10.75	$4,012	2.02%	0.49%	to	0.85%	4.03%	to	4.41%
PIONEER FUND VCT PORTFOLIO
2021	25	$53.42	to	$27.50	$884	0.32%	0.49%	to	0.49%	26.90%	to	23.92%
2020	26	$42.09	to	$22.19	$711	0.84%	0.49%	to	0.85%	23.22%	to	23.68%
2019	24	$34.16	to	$17.94	$535	0.71%	0.49%	to	0.85%	30.22%	to	30.69%
2018	7	$26.23	to	$18.65	$146	1.14%	0.65%	to	0.85%	(2.35)%	to	(2.15)%
2017	7	$26.86	to	$19.06	$150	1.16%	0.65%	to	0.85%	20.69%	to	20.93%
PIONEER MID CAP VALUE VCT PORTFOLIO
2021	6	$25.59	to	$16.78	$154	0.72%	0.49%	to	0.49%	28.28%	to	(10.25)%
2020	6	$19.95	to	$18.69	$128	0.88%	0.85%	to	0.85%	1.01%	to	1.01%
2019	8	$19.75	to	$18.94	$167	1.04%	0.65%	to	0.85%	27.00%	to	27.25%
2018	9	$15.55	to	$14.88	$138	0.45%	0.65%	to	0.85%	(20.18)%	to	(20.02)%
2017	9	$19.49	to	$18.61	$165	0.61%	0.65%	to	0.85%	11.92%	to	12.13%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2021	5	$58.74	to	$25.63	$223	0.00%	0.49%	to	0.49%	7.15%	to	4.64%
2020	6	$54.81	to	$24.49	$273	0.00%	0.49%	to	0.85%	38.00%	to	38.53%
2019	6	$39.72	to	$17.68	$188	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	12	$30.10	to	$13.35	$216	0.00%	0.49%	to	0.85%	(7.28)%	to	(6.94)%
2017	13	$32.47	to	$14.35	$268	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2021	4	$52.33	to	$24.66	$197	0.00%	0.49%	to	0.49%	21.91%	to	(27.78)%
2020	5	$42.93	to	$34.14	$178	0.00%	0.85%	to	0.85%	27.42%	to	27.40%
2019	7	$33.69	to	$33.69	$192	0.00%	0.85%	to	0.85%	27.27%	to	27.27%
2018	7	$26.47	to	$21.05	$163	0.00%	0.85%	to	0.85%	(6.03)%	to	(6.04)%
2017	14	$28.17	to	$13.63	$290	0.00%	0.49%	to	0.85%	24.23%	to	24.68%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2021	2	$12.99	to	$7.64	$23	0.00%	0.49%	to	0.49%	27.28%	to	(25.12)%
2020	2	$10.21	to	$10.21	$19	0.00%	0.85%	to	0.85%	10.84%	to	10.84%
2019	2	$9.21	to	$9.21	$17	0.00%	0.85%	to	0.85%	9.32%	to	9.32%
2018	2	$8.42	to	$8.42	$15	0.00%	0.85%	to	0.85%	(19.11)%	to	(19.11)%
2017	2	$10.41	to	$10.41	$19	0.00%	0.85%	to	0.85%	(1.38)%	to	(1.38)%
PUTNAM VT EQUITY INCOME FUND
2021	32	$37.73	to	$21.02	$836	1.21%	0.49%	to	0.49%	29.20%	to	23.27%
2020	35	$29.20	to	$17.06	$757	1.92%	0.49%	to	0.85%	4.92%	to	5.28%
2019	49	$27.83	to	$16.20	$1,003	1.57%	0.49%	to	0.85%	29.30%	to	29.77%
2018	37	$21.53	to	$12.48	$625	0.67%	0.49%	to	0.85%	(9.27)%	to	(8.94)%
2017	41	$23.73	to	$13.71	$796	1.68%	0.49%	to	0.85%	17.77%	to	18.19%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2021	12	$16.83	to	$16.49	$197	0.91%	0.49%	to	0.49%	15.62%	to	12.23%
2020	12	$14.56	to	$14.70	$172	2.27%	0.65%	to	0.85%	11.66%	to	11.85%
2019	12	$13.04	to	$13.14	$153	1.02%	0.65%	to	0.85%	16.42%	to	16.66%
2018	7	$11.26	to	$11.26	$77	2.07%	0.65%	to	0.65%	(7.63)%	to	(7.63)%
2017	7	$12.19	to	$12.19	$84	0.00%	0.65%	to	0.65%	14.92%	to	14.92%
PUTNAM VT GLOBAL HEALTH CARE FUND
2021	21	$35.21	to	$22.02	$613	1.07%	0.49%	to	0.49%	20.89%	to	15.61%
2020	22	$29.13	to	$19.05	$530	0.49%	0.49%	to	0.85%	15.27%	to	15.73%
2019	24	$25.27	to	$16.46	$509	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	28	$19.56	to	$12.70	$491	0.92%	0.49%	to	0.85%	(1.44)%	to	(1.08)%
2017	28	$19.84	to	$12.84	$511	0.52%	0.49%	to	0.85%	14.32%	to	14.74%
PUTNAM VT INCOME FUND
2021	38	$11.57	to	$11.30	$440	1.61%	0.49%	to	0.49%	(3.82)%	to	(7.16)%
2020	37	$12.03	to	$12.17	$442	5.24%	0.49%	to	0.69%	5.28%	to	5.47%
2019	17	$11.45	to	$11.54	$201	3.41%	0.49%	to	0.65%	11.52%	to	11.70%
2018	18	$10.33	to	$10.33	$186	3.21%	0.49%	to	0.49%	(0.13)%	to	(0.13)%
2017	18	$10.34	to	$10.34	$189	0.00%	0.49%	to	0.49%	5.39%	to	5.39%
PUTNAM VT INTERNATIONAL VALUE FUND
2021	6	$13.12	to	$12.81	$74	2.10%	0.49%	to	0.49%	14.72%	to	11.99%
2020	6	$11.44	to	$11.44	$65	3.26%	0.49%	to	0.49%	3.72%	to	3.72%
2019	6	$11.03	to	$11.03	$68	3.32%	0.49%	to	0.49%	19.85%	to	19.85%
2018	8	$9.20	to	$9.20	$71	2.21%	0.49%	to	0.49%	(17.79)%	to	(17.79)%
2017	7	$11.19	to	$11.19	$80	1.42%	0.49%	to	0.49%	24.45%	to	24.45%
PUTNAM VT MORTGAGE SECURITIES FUND
2021	55	$11.62	to	$10.22	$589	0.00%	0.49%	to	0.49%	(2.33)%	to	(6.82)%
2020	54	$11.90	to	$10.97	$606	10.11%	0.49%	to	0.85%	(2.40)%	to	(2.03)%
2019	61	$12.19	to	$11.20	$708	1.95%	0.49%	to	0.85%	12.25%	to	12.64%
2018	47	$10.86	to	$9.94	$485	2.72%	0.49%	to	0.85%	(1.76)%	to	(1.39)%
2017	48	$11.05	to	$10.08	$503	1.18%	0.49%	to	0.85%	1.11%	to	1.46%
PUTNAM VT MULTI-CAP CORE FUND
2021	7	$27.10	to	$26.04	$178	0.92%	0.49%	to	0.49%	33.75%	to	28.50%
2020	8	$20.26	to	$20.26	$167	0.74%	0.65%	to	0.65%	16.87%	to	16.87%
2019	5	$17.34	to	$17.49	$95	1.34%	0.49%	to	0.65%	31.15%	to	31.36%
2018	5	$13.22	to	$13.32	$73	1.37%	0.49%	to	0.65%	(8.05)%	to	(7.90)%
2017	8	$14.74	to	$14.46	$123	1.36%	0.49%	to	0.65%	22.35%	to	22.54%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2021	4	$31.43	to	$14.33	$115	1.12%	0.49%	to	0.49%	30.62%	to	25.88%
2020	4	$24.06	to	$11.39	$100	0.95%	0.49%	to	0.85%	(8.10)%	to	(7.81)%
2019	4	$26.18	to	$12.35	$91	0.40%	0.49%	to	0.85%	17.43%	to	17.86%
2018	5	$22.30	to	$10.48	$99	0.29%	0.49%	to	0.85%	(9.28)%	to	(8.94)%
2017	5	$24.58	to	$11.50	$118	0.74%	0.49%	to	0.85%	4.22%	to	4.59%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2021	752	$12.53	to	$9.41	$8,143	0.06%	0.49%	to	0.49%	(0.79)%	to	(6.77)%
2020	867	$12.63	to	$10.09	$9,414	0.30%	0.49%	to	0.85%	(0.59)%	to	(0.16)%
2019	657	$12.70	to	$10.11	$7,892	1.88%	0.49%	to	0.85%	1.04%	to	1.41%
2018	710	$12.57	to	$9.97	$8,301	1.55%	0.49%	to	0.85%	0.66%	to	1.03%
2017	470	$12.48	to	$9.87	$5,523	0.45%	0.49%	to	0.85%	(0.41)%	to	(0.05)%
SCHWAB S&P 500 INDEX PORTFOLIO
2021	742	$69.39	to	$26.73	$27,851	1.27%	0.49%	to	0.49%	27.58%	to	24.59%
2020	762	$54.39	to	$21.45	$22,796	1.20%	0.49%	to	0.85%	17.27%	to	17.67%
2019	909	$46.38	to	$18.23	$22,537	1.72%	0.49%	to	0.85%	30.37%	to	30.83%
2018	877	$35.57	to	$13.93	$18,992	1.65%	0.49%	to	0.85%	(5.22)%	to	(4.87)%
2017	665	$37.53	to	$14.64	$17,442	1.63%	0.49%	to	0.85%	20.70%	to	21.13%

                                      (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

SCHWAB VIT BALANCED PORTFOLIO
2021	4	$13.97	to	$13.81	$62	1.30%	0.49%	to	0.49%	8.67%	to	6.44%
2020	8	$12.85	to	$12.97	$99	1.70%	0.49%	to	0.69%	7.45%	to	7.74%
2019	17	$11.96	to	$12.04	$205	1.93%	0.49%	to	0.69%	13.46%	to	13.69%
2018	9	$10.59	to	$10.59	$91	1.34%	0.49%	to	0.49%	(5.10)%	to	(5.10)%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
2021	44	$15.51	to	$15.34	$672	1.34%	0.49%	to	0.49%	11.92%	to	9.63%
2020	44	$13.86	to	$13.99	$612	2.22%	0.49%	to	0.69%	9.29%	to	9.54%
2019	44	$12.68	to	$12.77	$563	1.85%	0.49%	to	0.69%	17.24%	to	17.47%
2018	46	$10.81	to	$10.87	$498	2.12%	0.49%	to	0.69%	(7.35)%	to	(7.17)%
2017	147	$11.67	to	$11.71	$1,716	0.27%	0.49%	to	0.69%	12.92%	to	13.15%
SCHWAB VIT GROWTH PORTFOLIO
2021	3	$16.96	to	$16.77	$51	1.27%	0.49%	to	0.49%	14.11%	to	12.82%
2020	3	$14.87	to	$14.87	$42	2.23%	0.49%	to	0.49%	10.79%	to	10.79%
2019	16	$13.32	to	$13.42	$208	1.70%	0.49%	to	0.69%	20.01%	to	20.25%
2018	18	$11.10	to	$11.16	$203	1.34%	0.49%	to	0.69%	(8.99)%	to	(8.80)%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2021	12	$29.17	to	$28.73	$350	0.00%	0.49%	to	0.49%	14.06%	to	10.84%
2020	12	$25.57	to	$25.92	$318	0.00%	0.49%	to	0.69%	28.71%	to	29.00%
2019	6	$19.87	to	$20.09	$120	0.00%	0.49%	to	0.69%	28.06%	to	28.32%
2018	2	$15.66	to	$15.66	$30	0.00%	0.49%	to	0.49%	0.62%	to	0.62%
2017	2	$15.56	to	$15.56	$27	0.00%	0.49%	to	0.49%	26.97%	to	26.97%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2021	9	$29.21	to	$27.84	$255	0.00%	0.65%	to	0.65%	15.83%	to	10.41%
2020	12	$25.22	to	$25.22	$294	0.00%	0.65%	to	0.65%	28.46%	to	28.46%
2019	8	$19.63	to	$19.63	$153	0.00%	0.65%	to	0.65%	27.80%	to	27.80%
2018	1	$15.22	to	$15.36	$15	0.00%	0.65%	to	0.85%	(0.01)%	to	0.20%
2017	1	$15.22	to	$15.33	$15	0.00%	0.65%	to	0.85%	26.23%	to	26.48%
TEMPLETON FOREIGN VIP FUND
2021	12	$13.32	to	$9.28	$124	1.98%	0.49%	to	0.49%	5.71%	to	0.85%
2020	15	$12.60	to	$9.20	$159	3.64%	0.49%	to	0.85%	(2.01)%	to	(1.68)%
2019	18	$12.86	to	$9.36	$195	1.62%	0.49%	to	0.85%	11.58%	to	11.98%
2018	34	$11.52	to	$8.36	$338	2.75%	0.49%	to	0.85%	(16.16)%	to	(15.86)%
2017	58	$13.75	to	$9.93	$714	2.77%	0.49%	to	0.85%	15.71%	to	16.13%
TEMPLETON GLOBAL BOND VIP FUND
2021	35	$9.02	to	$8.72	$309	0.00%	0.49%	to	0.49%	(4.34)%	to	(8.01)%
2020	34	$9.42	to	$9.48	$317	9.05%	0.49%	to	0.85%	(6.03)%	to	(5.71)%
2019	27	$10.03	to	$10.05	$276	9.18%	0.49%	to	0.85%	1.15%	to	1.51%
2018	80	$9.92	to	$9.90	$791	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	73	$9.82	to	$9.76	$718	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2021	3	$13.53	to	$12.45	$43	0.70%	0.65%	to	0.65%	31.58%	to	11.60%
2020	3	$10.28	to	$11.16	$35	2.87%	0.65%	to	0.85%	(3.25)%	to	(3.08)%
2019	4	$10.63	to	$11.51	$43	0.27%	0.65%	to	0.85%	11.52%	to	11.73%
2018	4	$9.53	to	$10.30	$40	1.72%	0.65%	to	0.85%	(21.02)%	to	(20.86)%
2017	5	$12.07	to	$13.02	$65	0.84%	0.65%	to	0.85%	12.62%	to	12.86%

                                    (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

TOUCHSTONE VST BOND FUND
2021	72	$15.06	to	$11.31	$981	2.44%	0.49%	to	0.49%	0.45%	to	(4.34)%
2020	72	$15.00	to	$11.82	$1,010	1.71%	0.49%	to	0.85%	8.75%	to	9.16%
2019	80	$13.79	to	$10.83	$1,040	1.34%	0.49%	to	0.85%	9.53%	to	9.92%
2018	79	$12.58	to	$9.85	$931	2.41%	0.49%	to	0.85%	(2.71)%	to	(2.36)%
2017	82	$12.94	to	$10.09	$985	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
TOUCHSTONE VST COMMON STOCK FUND
2021	8	$58.55	to	$25.49	$385	0.55%	0.49%	to	0.49%	30.01%	to	23.80%
2020	8	$45.03	to	$20.59	$313	0.82%	0.49%	to	0.85%	22.64%	to	23.06%
2019	9	$36.72	to	$16.73	$294	0.53%	0.49%	to	0.85%	27.49%	to	27.96%
2018	11	$28.80	to	$13.07	$285	1.24%	0.49%	to	0.85%	(8.83)%	to	(8.50)%
2017	11	$31.59	to	$14.29	$305	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2021	7	$58.00	to	$24.80	$381	0.40%	0.49%	to	0.49%	29.73%	to	23.52%
2020	7	$44.70	to	$20.08	$318	0.48%	0.49%	to	0.85%	22.44%	to	22.89%
2019	17	$36.51	to	$16.34	$415	1.24%	0.49%	to	0.85%	26.22%	to	26.67%
2018	17	$28.93	to	$12.90	$330	0.47%	0.49%	to	0.85%	(8.76)%	to	(8.42)%
2017	7	$31.70	to	$32.26	$232	0.57%	0.65%	to	0.85%	12.68%	to	12.91%
TOUCHSTONE VST SMALL COMPANY FUND
2021	3	$55.50	to	$23.09	$153	0.07%	0.49%	to	0.49%	26.28%	to	20.25%
2020	4	$43.95	to	$19.20	$161	0.15%	0.49%	to	0.85%	17.71%	to	18.15%
2019	5	$37.34	to	$16.25	$176	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	6	$31.02	to	$13.45	$160	0.00%	0.49%	to	0.85%	(8.76)%	to	(8.43)%
2017	5	$34.00	to	$14.69	$153	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2021	9	$12.91	to	$7.43	$119	0.30%	0.49%	to	0.49%	20.69%	to	(32.11)%
2020	10	$10.70	to	$10.95	$110	0.82%	0.65%	to	0.85%	17.82%	to	18.00%
2019	11	$9.08	to	$9.28	$104	0.00%	0.65%	to	0.85%	10.60%	to	10.82%
2018	7	$4.85	to	$8.37	$56	0.00%	0.65%	to	0.85%	(29.03)%	to	(28.89)%
2017	20	$11.57	to	$6.92	$214	0.00%	0.49%	to	0.85%	(2.80)%	to	(2.44)%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2021	23	$13.01	to	$10.07	$337	4.77%	0.49%	to	0.49%	(2.42)%	to	(26.22)%
2020	23	$13.34	to	$13.65	$338	6.33%	0.65%	to	0.85%	7.99%	to	8.25%
2019	18	$12.35	to	$12.61	$223	0.33%	0.65%	to	0.85%	11.67%	to	11.89%
2018	19	$11.06	to	$11.27	$205	8.23%	0.65%	to	0.85%	(6.94)%	to	(6.75)%
2017	22	$11.88	to	$9.56	$260	2.37%	0.49%	to	0.85%	11.30%	to	11.70%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2021	25	$27.84	to	$27.42	$699	0.92%	0.49%	to	0.49%	22.55%	to	19.13%
2020	29	$22.71	to	$23.02	$678	1.52%	0.49%	to	0.69%	16.66%	to	16.89%
2019	9	$19.47	to	$19.69	$177	1.10%	0.49%	to	0.69%	25.63%	to	25.88%
2018	9	$15.50	to	$15.64	$137	0.82%	0.49%	to	0.69%	(1.86)%	to	(1.67)%
2017	13	$15.79	to	$15.91	$209	0.47%	0.49%	to	0.69%	27.95%	to	28.20%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2021	14	$20.81	to	$20.49	$285	1.07%	0.49%	to	0.49%	31.55%	to	27.87%
2020	15	$15.82	to	$16.03	$237	2.54%	0.49%	to	0.69%	11.01%	to	11.22%
2019	9	$14.41	to	$14.41	$132	3.21%	0.49%	to	0.49%	25.08%	to	25.08%
2018	5	$11.52	to	$11.52	$62	2.26%	0.49%	to	0.49%	(9.56)%	to	(9.56)%
2017	12	$12.65	to	$12.74	$154	0.00%	0.49%	to	0.69%	12.39%	to	12.61%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2021	26	$23.76	to	$23.40	$623	1.09%	0.49%	to	0.49%	25.39%	to	21.88%
2020	27	$18.95	to	$19.20	$515	1.58%	0.49%	to	0.69%	17.27%	to	17.52%
2019	33	$16.16	to	$16.34	$542	1.50%	0.49%	to	0.69%	29.97%	to	30.23%
2018	15	$12.43	to	$12.55	$189	1.04%	0.49%	to	0.69%	(9.96)%	to	(9.77)%
2017	13	$13.81	to	$13.91	$181	0.67%	0.49%	to	0.69%	18.27%	to	18.50%

                                (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2021	16	$20.45	to	$20.14	$324	2.01%	0.49%	to	0.49%	41.38%	to	37.41%
2020	16	$14.47	to	$14.66	$238	2.92%	0.49%	to	0.69%	(5.51)%	to	(5.31)%
2019	19	$15.31	to	$15.48	$289	2.96%	0.49%	to	0.69%	27.92%	to	28.18%
2018	11	$11.97	to	$12.08	$127	2.34%	0.49%	to	0.69%	(6.00)%	to	(5.82)%
2017	8	$12.73	to	$12.82	$96	1.86%	0.49%	to	0.69%	4.05%	to	4.26%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2021	18	$24.11	to	$23.75	$434	0.37%	0.49%	to	0.49%	15.17%	to	11.94%
2020	19	$20.94	to	$21.22	$396	0.72%	0.49%	to	0.69%	22.37%	to	22.56%
2019	16	$17.11	to	$17.31	$274	0.49%	0.49%	to	0.69%	27.23%	to	27.48%
2018	15	$13.45	to	$13.58	$209	0.34%	0.49%	to	0.69%	(7.91)%	to	(7.72)%
2017	11	$14.61	to	$14.71	$159	0.39%	0.49%	to	0.69%	22.62%	to	22.86%

                                (Concluded)

5.            SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2021 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.